UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Michael W. Stockton

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Semi-annual report for the six months ended June 30, 2015

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2015:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–1.80%	11.60%	6.35%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated March 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.76%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.41%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Our goal is to
increase our
investors’ wealth
— prudently,
over time.

Fellow investors:

After some initial winter sluggishness, the U.S. economy picked up steam in the first half of 2015. By the second quarter, retail sales had increased, and 280,000 jobs were added in May while core consumer price inflation rose by 0.4%, its largest monthly gain since February 2013.

The U.S. stock market continued its six-year advance at a slow but steady pace, despite overseas concerns, until the Dow Jones Industrial Average tumbled 350 points in late June as a consequence of the Greek debt crisis. Still, by June 30, the market began to stabilize and Standard & Poor’s 500 Composite Index posted a year-to-date return of 1.23%.

The fixed-income markets, meanwhile, contended with volatility amidst speculation over the Federal Reserve’s first interest rate increase since 2006. While a rate hike seems likely at some point this year, the Fed has signaled that any change in monetary policy will be gradual. The Barclays U.S. Aggregate Index, a measure of fixed-income markets, ended the six-month period with a –0.10% cumulative rate of return.

During this positive though unsettled six-month period, American Balanced Fund reported a gain of 0.40%, compared to 0.79% for the 60% S&P 500/40% Barclays U.S. Aggregate Index* and 1.36% for the Lipper Balanced Funds Index. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Two factors, in particular, affected our results. In general, stocks outside the U.S. fared better than stocks in the U.S. Also, small- and mid-cap stocks, especially growth stocks, did better than larger cap stocks. American Balanced Fund is primarily a domestic mutual fund with a larger cap, valued-oriented portfolio.

*	The 60% S&P 500/40% Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

American Balanced Fund	1

We are optimistic about the future and remain true to the fund’s investment philosophy and process as we pursue our goal: To increase our investors’ wealth — prudently, over time — by investing in a high-quality portfolio of equity and fixed-income securities.

Our proven approach has rewarded long-term investors of American Balanced Fund, outpacing the blended and Lipper indexes over three-, five- and 10-year time frames.

Looking forward, we are increasingly focused on downside protection. At the beginning of 2014, the fund’s asset mix was set at 74% equities and 23% fixed-income securities to enable investors to seek to take advantage of growth in the stock market. Throughout 2015, we’ve gradually adjusted the portfolio; the equity allocation as of June 30 was at 64%.

Not only have we reallocated to fixed income, but we’re changing the mix of what we own in equities to be more conservative. For example, we may consider a greater investment in the consumer discretionary sector. Over the past six months, consumer discretionary companies have boosted the fund’s results, as have holdings of health care and information technology. Conversely, some investments in industrials hindered returns.

Two investments to note are Amazon and Microsoft. Our holdings in Amazon detracted from the fund’s results in 2014. But in the first quarter of 2015, shares increased 20% after the company reported better-than-expected results as strong sales growth, particularly in its North American retail business, drove profits higher. Microsoft, a top contributor to our fund in 2014, suffered a difficult period at the beginning of 2015 after the company issued a disappointing outlook. Still, Microsoft began to turn things around by the end of the second quarter, beating expectations with strong growth in both server software and cloud computing. We continue to be enthusiastic about these securities on a long-term basis.

On the fixed income side, we’ve reduced our exposure to corporate and mortgage-backed securities and replaced them with U.S Treasury bonds. These investments should help to provide income and mitigate volatility. By the end of June, the fixed-

2	American Balanced Fund

income portion of the fund had an overall duration similar to the U.S. bond market. Still, we are preparing to become even more defensive as the time for monetary policy change draws closer.

Investors concerned with developing a diversified portfolio, which may serve their needs in the midst of possible market and interest rate volatility, are discovering the potential benefits of balanced investing. As we celebrate the fund’s 40th anniversary with Capital Research and Management Company, we would like to take this opportunity to welcome the many new shareholders investing in the fund, and assure you that we will continue to follow our prudent, research-driven approach to investing that has characterized American Balanced Fund for four decades.

We look forward to reporting to you again in six months’ time.

Sincerely,

Gregory D. Johnson
Vice Chairman of the Board
and President

August 12, 2015

For current information about the fund, visit americanfunds.com.

It is with deep sadness that we note the passing of Jim Rothenberg, who served as Chairman of the Board of The Capital Group Companies, parent company of the investment adviser to the American Funds. Jim was an admired colleague, insightful investor and forceful advocate for our funds’ shareholders. We will greatly miss his leadership, which was marked by a deep sense of fairness and a staunch commitment to our firm and those it serves.

American Balanced Fund	3

Summary investment portfolio June 30, 2015	unaudited

Investment mix by security type	Percent of net assets

Common stocks 64.09%	Shares	Value (000)
Financials 12.02%
Wells Fargo & Co.	34,137,000	$1,919,865
Berkshire Hathaway Inc., Class A1	8,649	1,771,748
JPMorgan Chase & Co.	21,211,000	1,437,257
American Express Co.	9,728,900	756,130
Citigroup Inc.	10,500,000	580,020
SunTrust Banks, Inc.	12,300,000	529,146
Capital One Financial Corp.	5,569,000	489,905
ACE Ltd.	4,200,000	427,056
Other securities		1,909,295
		9,820,422

Consumer discretionary 9.53%
Comcast Corp., Class A	35,527,500	2,136,624
Amazon.com, Inc.[1]	3,514,000	1,525,392
Home Depot, Inc.	13,309,349	1,479,068
Twenty-First Century Fox, Inc., Class A	25,216,900	820,684
Walt Disney Co.	5,220,000	595,811
Other securities		1,225,649
		7,783,228

Information technology 8.83%
Microsoft Corp.	61,250,000	2,704,187
ASML Holding NV (New York registered)	4,055,401	422,289
ASML Holding NV	1,723,143	178,081
Intel Corp.	17,425,100	529,984
Texas Instruments Inc.	10,182,000	524,475
Cisco Systems, Inc.	17,500,000	480,550
Avago Technologies Ltd.	3,605,000	479,213
TE Connectivity Ltd.	6,655,000	427,916
Other securities		1,471,387
		7,218,082

Health care 7.57%
Merck & Co., Inc.	21,215,000	1,207,770
UnitedHealth Group Inc.	8,745,000	1,066,890
Pfizer Inc.	20,750,000	695,747

4	American Balanced Fund

		Value
	Shares	(000)
Roche Holding AG	2,200,000	$616,503
Bristol-Myers Squibb Co.	9,200,000	612,168
Johnson & Johnson	5,610,000	546,751
Express Scripts Holding Co.[1]	6,090,000	541,645
Other securities		899,204
		6,186,678

Consumer staples 7.36%
Philip Morris International Inc.	24,692,000	1,979,558
Coca-Cola Co.	35,118,000	1,377,679
Procter & Gamble Co.	9,960,000	779,270
Kraft Foods Group, Inc.	8,222,850	700,094
Other securities		1,173,917
		6,010,518

Industrials 6.69%
Boeing Co.	8,302,000	1,151,653
Lockheed Martin Corp.	6,194,037	1,151,471
Union Pacific Corp.	7,140,000	680,942
General Electric Co.	21,500,000	571,255
Parker-Hannifin Corp.	4,100,000	476,953
Other securities		1,437,503
		5,469,777

Energy 4.22%
Royal Dutch Shell PLC, Class B (ADR)	9,668,000	554,460
Royal Dutch Shell PLC, Class B	4,000,000	113,570
Chevron Corp.	5,444,755	525,256
ConocoPhillips	8,165,000	501,413
Enbridge Inc.	9,795,000	458,308
Other securities		1,294,712
		3,447,719

Materials 2.70%
E.I. du Pont de Nemours and Co.	9,864,900	630,860
Dow Chemical Co.	8,640,000	442,109
Other securities		1,129,056
		2,202,025

Other 0.28%
Other securities		227,498

Miscellaneous 4.89%
Other common stocks in initial period of acquisition		3,996,959

Total common stocks (cost: $34,083,370,000)		52,362,906

Preferred securities 0.00%
U.S. government agency securities 0.00%
Other securities		5,164

Total preferred securities (cost: $5,208,000)		5,164

American Balanced Fund	5

Bonds, notes & other debt instruments 30.54%	Principal amount (000)	Value (000)
Corporate bonds & notes 9.94%
Financials 2.94%
Berkshire Hathaway Inc. 2.00%–2.90% 2016–2020	$48,840	$49,733
JPMorgan Chase & Co. 1.35%–3.88% 2017–2025	135,640	133,964
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	51,630	51,377
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)	25,000	26,742
Wells Fargo & Co. 1.25%–4.60% 2016–2045	115,250	117,322
Other securities		2,019,897
		2,399,035

Health care 1.41%
Merck & Co., Inc. 2.75% 2025	26,945	25,830
Pfizer Inc. 3.40%–7.20% 2024–2044	14,245	14,662
UnitedHealth Group Inc. 1.40%–6.00% 2017–2018	65,170	70,863
Other securities		1,042,852
		1,154,207

Consumer discretionary 1.11%
Amazon.com, Inc. 3.80%–4.95% 2024–2044	91,575	91,216
Comcast Corp. 3.38%–6.45% 2017–2045	94,565	99,794
Home Depot, Inc. 2.00%–5.95% 2019–2046	78,100	82,285
Other securities		634,404
		907,699

Consumer staples 0.98%
Coca-Cola Co. 1.80% 2016	17,500	17,719
Philip Morris International Inc. 3.25%–4.25% 2024–2044	30,300	29,584
Other securities		752,921
		800,224

Other corporate bonds & notes 3.50%
Other securities		2,863,259

Total corporate bonds & notes		8,124,424

U.S. Treasury bonds & notes 9.86%
U.S. Treasury 8.01%
U.S. Treasury 0.38%–5.50% 2015–2045[2]	6,531,623	6,543,647

U.S. Treasury inflation-protected securities 1.85%
U.S. Treasury Inflation-Protected Securities 0.13%–2.50% 2016–2045[3]	1,538,451	1,511,882

Total U.S. Treasury bonds & notes		8,055,529

Mortgage-backed obligations 6.72%
Fannie Mae 0.00%–11.00% 2018–2047[4,5,6]	1,530,004	1,600,228
Freddie Mac 0.00%–6.50% 2023–2045[4,5,6]	494,338	506,545
Government National Mortgage Assn. 3.50%–10.00% 2021–2061[4,6]	1,717,219	1,809,833
Other securities		1,572,431
		5,489,037
Federal agency bonds & notes 2.10%
Fannie Mae 0.38%–6.25% 2015–2029[4,5]	670,229	677,086
Federal Home Loan Bank 0.38%–5.50% 2016–2036	171,405	173,844
Freddie Mac 0.50%–3.53% 2015–2025[4,5]	696,747	702,102
Other securities		160,399
		1,713,431

6	American Balanced Fund

Principal amount		Value
	(000)	(000)
Other bonds & notes 1.81%
Other securities		$1,478,818

Miscellaneous 0.11%
Other bonds & notes in initial period of acquisition		87,437

Total bonds, notes & other debt instruments (cost: $24,783,475,000)		24,948,676

Short-term securities 7.01%
Chariot Funding, LLC 0.27%–0.32% due 8/17/2015–11/18/2015[7]	$75,000	74,950
Coca-Cola Co. 0.12%–0.22% due 7/14/2015–8/28/2015[7]	175,400	175,384
Fannie Mae 0.07%–0.24% due 7/6/2015–2/1/2016	1,066,373	1,066,032
Federal Home Loan Bank 0.08%–0.20% due 7/1/2015–2/3/2016	1,869,883	1,869,683
Freddie Mac 0.08%–0.22% due 7/21/2015–1/20/2016	948,344	948,155
Jupiter Securitization Co., LLC 0.39%–0.40% due 12/8/2015–12/17/2015[7]	92,300	92,126
Microsoft Corp. 0.09% due 7/22/2015[7]	8,900	8,900
Pfizer Inc 0.14%–0.15% due 7/9/2015–9/10/2015[7]	154,800	154,787
U.S. Treasury Bills 0.11%–0.13% due 7/2/2015–10/1/2015	78,040	78,039
Other securities		1,263,144

Total short-term securities (cost: $5,730,360,000)		5,731,200
Total investment securities 101.64% (cost: $64,602,413,000)		83,047,946
Other assets less liabilities (1.64)%		(1,341,873)

Net assets 100.00%		$81,706,073

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $59,473,000, which represented .07% of the net assets of the fund. Some of these securities in “Other securities” (with an aggregate value of $31,610,000, cost of $31,885,000, and which represented .04% of the net assets of the fund) were acquired on 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Balanced Fund	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,266,000, which represented less than .01% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,853,826,000, which represented 4.72% of the net assets of the fund.

Key to abbreviations

ADR = American Depository Receipts

TBA = To be announced

See Notes to Financial Statements

8	American Balanced Fund

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $64,602,413)		$83,047,946
Cash		3,249
Receivables for:
Sales of investments	$2,473,871
Sales of fund’s shares	189,283
Dividends and interest	250,703
Other	1,666	2,915,523
		85,966,718
Liabilities:
Payables for:
Purchases of investments	4,022,292
Repurchases of fund’s shares	192,702
Investment advisory services	15,637
Services provided by related parties	24,800
Trustees’ deferred compensation	4,293
Other	921	4,260,645
Net assets at June 30, 2015		$81,706,073

Net assets consist of:
Capital paid in on shares of beneficial interest		$60,774,311
Undistributed net investment income		159,937
Undistributed net realized gain		2,323,482
Net unrealized appreciation		18,448,343
Net assets at June 30, 2015		$81,706,073

See Notes to Financial Statements

American Balanced Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,329,269 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share

Class A	$47,990,955	1,953,911		$24.56
Class B	384,333	15,670		24.53
Class C	5,801,758	237,431		24.44
Class F-1	3,127,052	127,397		24.55
Class F-2	2,161,393	88,040		24.55
Class 529-A	2,871,229	117,065		24.53
Class 529-B	54,820	2,230		24.58
Class 529-C	916,730	37,400		24.51
Class 529-E	143,723	5,863		24.51
Class 529-F-1	115,463	4,711		24.51
Class R-1	156,598	6,415		24.41
Class R-2	1,262,811	51,694		24.43
Class R-2E	10	—	*	24.55
Class R-3	3,246,026	132,747		24.45
Class R-4	4,517,107	184,189		24.52
Class R-5	2,604,200	105,948		24.58
Class R-6	6,351,865	258,558		24.57

*	Amount less than one thousand.

See Notes to Financial Statements

10	American Balanced Fund

Statement of operations		unaudited
for the six months ended June 30, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,102)	$656,986
Interest	275,196	$932,182

Fees and expenses*:
Investment advisory services	93,442
Distribution services	120,808
Transfer agent services	34,598
Administrative services	10,627
Reports to shareholders	1,527
Registration statement and prospectus	2,492
Trustees’ compensation	301
Auditing and legal	35
Custodian	204
State and local taxes	1
Other	1,958	265,993
Net investment income		666,189

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $59)	2,443,476
Currency transactions	(2,172)	2,441,304
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $(3,089))	(2,835,729)
Currency translations	424	(2,835,305)
Net realized gain and unrealized depreciation		(394,001)
Net increase in net assets resulting from operations		$272,188

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Balanced Fund	11

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2015*	Year ended December 31, 2014

Operations:
Net investment income	$666,189	$1,155,746
Net realized gain	2,441,304	4,941,354
Net unrealized (depreciation) appreciation	(2,835,305)	271,527
Net increase in net assets resulting from operations	272,188	6,368,627

Dividends and distributions paid to shareholders:
Dividends from net investment income	(628,920)	(1,089,310)
Distributions from net realized gain on investments	(296,408)	(4,365,643)
Total dividends and distributions paid to shareholders	(925,328)	(5,454,953)

Net capital share transactions	2,695,534	7,862,108

Total increase in net assets	2,042,394	8,775,782

Net assets:
Beginning of period	79,663,679	70,887,897
End of period (including undistributed net investment income: $159,937 and $122,668, respectively)	$81,706,073	$79,663,679

*	Unaudited.

See Notes to Financial Statements

12	American Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income, and long-term growth of both capital and income.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R2-E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Balanced Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	American Balanced Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Balanced Fund	15

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

16	American Balanced Fund

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2015 (dollars in thousands):

		Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$9,820,422	$—	$—	$9,820,422
Consumer discretionary	7,783,228	—	—	7,783,228
Information technology	7,218,082	—	—	7,218,082
Health care	6,186,678	—	—	6,186,678
Consumer staples	6,010,518	—	—	6,010,518
Industrials	5,469,777	—	—	5,469,777
Energy	3,447,719	—	—	3,447,719
Materials	2,202,025	—	—	2,202,025
Other	227,498	—	—	227,498
Miscellaneous	3,996,959	—	—	3,996,959
Preferred securities	—	5,164	—	5,164
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	8,124,424	—	8,124,424
U.S. Treasury bonds & notes	—	8,055,529	—	8,055,529
Mortgage-backed obligations	—	5,489,037	—	5,489,037
Federal agency bonds & notes	—	1,713,431	—	1,713,431
Other	—	1,478,818	—	1,478,818
Miscellaneous	—	87,437	—	87,437
Short-term securities	—	5,731,200	—	5,731,200
Total	$52,362,906	$30,685,040	$—	$83,047,946

*	Securities with a value of $1,295,552,000, which represented 1.59% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Balanced Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

18	American Balanced Fund

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Balanced Fund	19

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

20	American Balanced Fund

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$126,541
Undistributed long-term capital gains	293,489

As of June 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$19,193,620
Gross unrealized depreciation on investment securities	(858,480)
Net unrealized appreciation on investment securities	18,335,140
Cost of investment securities	64,712,806

American Balanced Fund	21

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2015						Year ended December 31, 2014
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$386,146		$174,268		$560,414		$682,770		$2,574,901	$3,257,671
Class B	1,682		1,704		3,386		4,570		30,111	34,681
Class C	23,986		20,856		44,842		39,424		306,922	346,346
Class F-1	24,165		11,129		35,294		40,381		156,238	196,619
Class F-2	19,011		7,553		26,564		23,275		100,875	124,150
Class 529-A	21,880		10,472		32,352		39,082		155,378	194,460
Class 529-B	199		233		432		507		4,036	4,543
Class 529-C	3,489		3,350		6,839		5,839		49,737	55,576
Class 529-E	924		529		1,453		1,657		7,925	9,582
Class 529-F-1	1,002		415		1,417		1,791		6,088	7,879
Class R-1	661		585		1,246		1,139		8,714	9,853
Class R-2	5,772		4,770		10,542		10,014		72,266	82,280
Class R-2E*	—	†	—	†	—	†	—	†	1	1
Class R-3	21,038		12,135		33,173		38,877		183,868	222,745
Class R-4	35,812		16,708		52,520		63,239		242,446	305,685
Class R-5	24,766		9,861		34,627		45,017		146,814	191,831
Class R-6	58,387		21,840		80,227		91,728		319,323	411,051
Total	$628,920		$296,408		$925,328		$1,089,310		$4,365,643	$5,454,953

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

22	American Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion.

On December 11, 2014, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $89 billion to 0.207%. For the six months ended June 30, 2015, the investment advisory services fee was $93,442,000, which was equivalent to an annualized rate of 0.232% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months

American Balanced Fund	23

but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

24	American Balanced Fund

For the six months ended June 30, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$58,329	$21,360		$2,384		Not applicable
Class B	2,279	198		Not applicable		Not applicable
Class C	28,474	2,473		1,427		Not applicable
Class F-1	3,778	1,564		757		Not applicable
Class F-2	Not applicable	1,112		516		Not applicable
Class 529-A	3,252	977		715		$1,268
Class 529-B	312	24		16		28
Class 529-C	4,532	328		228		405
Class 529-E	358	30		36		64
Class 529-F-1	—	41		28		50
Class R-1	786	70		40		Not applicable
Class R-2	4,795	1,696		322		Not applicable
Class R-2E	—	—	*	—	*	Not applicable
Class R-3	8,234	2,141		824		Not applicable
Class R-4	5,679	1,977		1,136		Not applicable
Class R-5	Not applicable	591		669		Not applicable
Class R-6	Not applicable	16		1,529		Not applicable
Total class-specific expenses	$120,808	$34,598		$10,627		$1,815

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $301,000 in the fund’s statement of operations includes $176,000 in current fees (either paid in cash or deferred) and a net increase of $125,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

American Balanced Fund	25

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
			dividends and				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2015

Class A	$3,491,089	140,015	$550,827	22,266	$(2,584,612)	(103,628)	$1,457,304	58,653
Class B	3,804	153	3,357	136	(162,338)	(6,534)	(155,177)	(6,245)
Class C	896,368	36,145	44,092	1,792	(664,060)	(26,803)	276,400	11,134
Class F-1	527,777	21,212	34,313	1,388	(250,199)	(10,040)	311,891	12,560
Class F-2	501,647	20,158	25,208	1,019	(216,864)	(8,692)	309,991	12,485
Class 529-A	179,733	7,223	32,349	1,309	(149,061)	(5,993)	63,021	2,539
Class 529-B	1,153	46	432	17	(19,214)	(772)	(17,629)	(709)
Class 529-C	68,168	2,741	6,838	277	(55,621)	(2,240)	19,385	778
Class 529-E	8,926	359	1,452	59	(9,770)	(394)	608	24
Class 529-F-1	12,110	487	1,416	57	(8,007)	(322)	5,519	222
Class R-1	20,638	832	1,241	51	(21,901)	(885)	(22)	(2)
Class R-2	140,317	5,662	10,536	428	(186,075)	(7,511)	(35,222)	(1,421)
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	365,861	14,742	33,138	1,346	(442,970)	(17,860)	(43,971)	(1,772)
Class R-4	575,780	23,132	52,508	2,126	(459,432)	(18,468)	168,856	6,790
Class R-5	288,681	11,594	34,625	1,399	(315,216)	(12,655)	8,090	338
Class R-6	1,170,208	47,002	80,227	3,242	(923,945)	(37,071)	326,490	13,173
Total net increase (decrease)	$8,252,260	331,503	$912,559	36,912	$(6,469,285)	(259,868)	$2,695,534	108,547

26	American Balanced Fund

				Reinvestments of
				dividends and				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class A	$5,744,075	229,172		$3,208,616	128,744	$(5,334,850)	(212,761)	$3,617,841	145,155
Class B	11,642	468		34,382	1,383	(339,367)	(13,639)	(293,343)	(11,788)
Class C	1,264,417	50,711		340,638	13,740	(1,346,464)	(54,047)	258,591	10,404
Class F-1	1,131,467	45,255		191,675	7,698	(991,786)	(39,337)	331,356	13,616
Class F-2	1,221,630	48,341		117,423	4,710	(225,168)	(8,954)	1,113,885	44,097
Class 529-A	349,840	13,993		194,398	7,813	(347,878)	(13,849)	196,360	7,957
Class 529-B	3,128	125		4,542	183	(44,288)	(1,773)	(36,618)	(1,465)
Class 529-C	127,469	5,097		55,560	2,235	(130,776)	(5,210)	52,253	2,122
Class 529-E	18,259	729		9,582	386	(19,879)	(791)	7,962	324
Class 529-F-1	21,845	874		7,877	317	(21,674)	(865)	8,048	326
Class R-1	33,513	1,347		9,788	395	(37,993)	(1,530)	5,308	212
Class R-2	282,068	11,333		82,235	3,318	(378,716)	(15,212)	(14,413)	(561)
Class R-2E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-3	774,249	31,058		222,561	8,971	(939,199)	(37,601)	57,611	2,428
Class R-4	1,019,955	40,816		305,651	12,284	(990,090)	(39,478)	335,516	13,622
Class R-5	698,623	27,924		191,801	7,691	(800,550)	(32,002)	89,874	3,613
Class R-6	2,191,350	87,519		411,051	16,488	(470,534)	(18,714)	2,131,867	85,293
Total net increase (decrease)	$14,893,540	594,762		$5,387,780	216,356	$(12,419,212)	(495,763)	$7,862,108	315,355

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-2E shares were offered beginning August 29, 2014.
[3]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,798,072,000 and $30,306,021,000, respectively, during the six months ended June 30, 2015.

American Balanced Fund	27

Financial highlights

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 6/30/2015[5,6]	$24.75	$.21	$(.11)	$.10
Year ended 12/31/2014	24.42	.41	1.75	2.16
Year ended 12/31/2013	20.40	.36	4.04	4.40
Year ended 12/31/2012	18.21	.38	2.19	2.57
Year ended 12/31/2011	17.93	.36	.32	.68
Year ended 12/31/2010	16.21	.40	1.68	2.08
Class B:
Six months ended 6/30/2015[5,6]	24.71	.12	(.11)	.01
Year ended 12/31/2014	24.37	.22	1.74	1.96
Year ended 12/31/2013	20.35	.19	4.03	4.22
Year ended 12/31/2012	18.16	.23	2.19	2.42
Year ended 12/31/2011	17.87	.22	.33	.55
Year ended 12/31/2010	16.16	.28	1.66	1.94
Class C:
Six months ended 6/30/2015[5,6]	24.63	.11	(.11)	—
Year ended 12/31/2014	24.30	.21	1.75	1.96
Year ended 12/31/2013	20.31	.19	4.00	4.19
Year ended 12/31/2012	18.13	.22	2.18	2.40
Year ended 12/31/2011	17.85	.21	.32	.53
Year ended 12/31/2010	16.14	.27	1.67	1.94
Class F-1:
Six months ended 6/30/2015[5,6]	24.74	.21	(.12)	.09
Year ended 12/31/2014	24.41	.39	1.75	2.14
Year ended 12/31/2013	20.39	.36	4.03	4.39
Year ended 12/31/2012	18.21	.38	2.18	2.56
Year ended 12/31/2011	17.92	.36	.33	.69
Year ended 12/31/2010	16.21	.40	1.67	2.07
Class F-2:
Six months ended 6/30/2015[5,6]	24.74	.24	(.12)	.12
Year ended 12/31/2014	24.41	.46	1.75	2.21
Year ended 12/31/2013	20.39	.41	4.04	4.45
Year ended 12/31/2012	18.21	.43	2.18	2.61
Year ended 12/31/2011	17.92	.40	.33	.73
Year ended 12/31/2010	16.21	.44	1.67	2.11
Class 529-A:
Six months ended 6/30/2015[5,6]	24.72	.20	(.11)	.09
Year ended 12/31/2014	24.39	.38	1.75	2.13
Year ended 12/31/2013	20.38	.34	4.03	4.37
Year ended 12/31/2012	18.19	.36	2.19	2.55
Year ended 12/31/2011	17.91	.34	.33	.67
Year ended 12/31/2010	16.19	.39	1.68	2.07

28	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.20)	$(.09)	$(.29)	$24.56	.40%	$47,991	.59%[7]		1.71%[7]
(.39)	(1.44)	(1.83)	24.75	8.85	46,917	.59		1.62
(.38)	—	(.38)	24.42	21.73	42,735	.61		1.62
(.38)	—	(.38)	20.40	14.19	34,272	.63		1.94
(.40)	—	(.40)	18.21	3.82	30,716	.62		1.97
(.36)	—	(.36)	17.93	13.02	31,409	.63		2.42
(.10)	(.09)	(.19)	24.53	.03	384	1.32	[7]	.95	[7]
(.18)	(1.44)	(1.62)	24.71	8.05	541	1.34		.87
(.20)	—	(.20)	24.37	20.81	821	1.36		.86
(.23)	—	(.23)	20.35	13.35	1,123	1.38		1.17
(.26)	—	(.26)	18.16	3.08	1,745	1.38		1.21
(.23)	—	(.23)	17.87	12.12	2,573	1.38		1.66
(.10)	(.09)	(.19)	24.44	.01	5,802	1.38	[7]	.92	[7]
(.19)	(1.44)	(1.63)	24.63	8.03	5,574	1.39		.83
(.20)	—	(.20)	24.30	20.72	5,247	1.41		.83
(.22)	—	(.22)	20.31	13.30	4,334	1.42		1.14
(.25)	—	(.25)	18.13	3.00	4,247	1.42		1.17
(.23)	—	(.23)	17.85	12.11	4,576	1.43		1.61
(.19)	(.09)	(.28)	24.55	.38	3,127	.65	[7]	1.66	[7]
(.37)	(1.44)	(1.81)	24.74	8.80	2,841	.65		1.57
(.37)	—	(.37)	24.41	21.70	2,471	.66		1.58
(.38)	—	(.38)	20.39	14.13	1,500	.64		1.94
(.40)	—	(.40)	18.21	3.87	1,014	.63		1.96
(.36)	—	(.36)	17.92	12.95	895	.63		2.41
(.22)	(.09)	(.31)	24.55	.50	2,161	.40	[7]	1.91	[7]
(.44)	(1.44)	(1.88)	24.74	9.08	1,869	.39		1.83
(.43)	—	(.43)	24.41	21.99	768	.41		1.83
(.43)	—	(.43)	20.39	14.40	419	.40		2.18
(.44)	—	(.44)	18.21	4.12	277	.40		2.19
(.40)	—	(.40)	17.92	13.21	228	.40		2.63
(.19)	(.09)	(.28)	24.53	.36	2,871	.68	[7]	1.62	[7]
(.36)	(1.44)	(1.80)	24.72	8.76	2,831	.68		1.53
(.36)	—	(.36)	24.39	21.60	2,599	.70		1.53
(.36)	—	(.36)	20.38	14.12	2,101	.71		1.86
(.39)	—	(.39)	18.19	3.75	1,751	.70		1.89
(.35)	—	(.35)	17.91	12.97	1,589	.69		2.35

See page 34 for footnotes.

American Balanced Fund	29

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 6/30/2015[5,6]	$24.76	$.10	$(.11)	$(.01)
Year ended 12/31/2014	24.41	.19	1.75	1.94
Year ended 12/31/2013	20.39	.17	4.02	4.19
Year ended 12/31/2012	18.19	.21	2.19	2.40
Year ended 12/31/2011	17.90	.20	.33	.53
Year ended 12/31/2010	16.19	.26	1.66	1.92
Class 529-C:
Six months ended 6/30/2015[5,6]	24.70	.11	(.12)	(.01)
Year ended 12/31/2014	24.38	.19	1.74	1.93
Year ended 12/31/2013	20.37	.17	4.03	4.20
Year ended 12/31/2012	18.19	.21	2.18	2.39
Year ended 12/31/2011	17.90	.20	.33	.53
Year ended 12/31/2010	16.19	.26	1.67	1.93
Class 529-E:
Six months ended 6/30/2015[5,6]	24.71	.17	(.12)	.05
Year ended 12/31/2014	24.38	.32	1.75	2.07
Year ended 12/31/2013	20.37	.29	4.02	4.31
Year ended 12/31/2012	18.18	.31	2.19	2.50
Year ended 12/31/2011	17.90	.30	.32	.62
Year ended 12/31/2010	16.19	.35	1.66	2.01
Class 529-F-1:
Six months ended 6/30/2015[5,6]	24.71	.23	(.12)	.11
Year ended 12/31/2014	24.37	.44	1.76	2.20
Year ended 12/31/2013	20.36	.39	4.03	4.42
Year ended 12/31/2012	18.18	.41	2.18	2.59
Year ended 12/31/2011	17.90	.38	.33	.71
Year ended 12/31/2010	16.19	.43	1.67	2.10
Class R-1:
Six months ended 6/30/2015[5,6]	24.61	.11	(.12)	(.01)
Year ended 12/31/2014	24.28	.21	1.75	1.96
Year ended 12/31/2013	20.29	.19	4.01	4.20
Year ended 12/31/2012	18.12	.23	2.17	2.40
Year ended 12/31/2011	17.83	.22	.33	.55
Year ended 12/31/2010	16.13	.27	1.66	1.93
Class R-2:
Six months ended 6/30/2015[5,6]	24.62	.12	(.11)	.01
Year ended 12/31/2014	24.30	.21	1.74	1.95
Year ended 12/31/2013	20.30	.20	4.02	4.22
Year ended 12/31/2012	18.13	.23	2.18	2.41
Year ended 12/31/2011	17.85	.22	.32	.54
Year ended 12/31/2010	16.14	.27	1.67	1.94

30	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.08)	$(.09)	$(.17)	$24.58	(.03)%	$55	1.45%[7]		.83%[7]
(.15)	(1.44)	(1.59)	24.76	7.94	73	1.46		.75
(.17)	—	(.17)	24.41	20.63	108	1.49		.74
(.20)	—	(.20)	20.39	13.24	134	1.50		1.05
(.24)	—	(.24)	18.19	2.95	180	1.49		1.09
(.21)	—	(.21)	17.90	11.99	244	1.48		1.56
(.09)	(.09)	(.18)	24.51	(.02)	917	1.45	[7]	.85	[7]
(.17)	(1.44)	(1.61)	24.70	7.90	905	1.46		.76
(.19)	—	(.19)	24.38	20.68	841	1.48		.76
(.21)	—	(.21)	20.37	13.19	694	1.49		1.08
(.24)	—	(.24)	18.19	3.00	607	1.48		1.11
(.22)	—	(.22)	17.90	12.03	583	1.48		1.57
(.16)	(.09)	(.25)	24.51	.19	144.92		[7]	1.38	[7]
(.30)	(1.44)	(1.74)	24.71	8.50	144.93			1.28
(.30)	—	(.30)	24.38	21.31	134.95			1.29
(.31)	—	(.31)	20.37	13.84	112.97			1.60
(.34)	—	(.34)	18.18	3.47	98.97			1.62
(.30)	—	(.30)	17.90	12.59	92.97			2.07
(.22)	(.09)	(.31)	24.51	.43	115.45		[7]	1.85	[7]
(.42)	(1.44)	(1.86)	24.71	9.05	111.46			1.76
(.41)	—	(.41)	24.37	21.88	101.48			1.76
(.41)	—	(.41)	20.36	14.32	82.49			2.09
(.43)	—	(.43)	18.18	3.98	61.48			2.11
(.39)	—	(.39)	17.90	13.15	57.47			2.57
(.10)	(.09)	(.19)	24.41	(.03)	157	1.38	[7]	.92	[7]
(.19)	(1.44)	(1.63)	24.61	8.05	158	1.38		.83
(.21)	—	(.21)	24.28	20.76	151	1.39		.84
(.23)	—	(.23)	20.29	13.28	121	1.40		1.16
(.26)	—	(.26)	18.12	3.09	126	1.40		1.19
(.23)	—	(.23)	17.83	12.10	135	1.40		1.65
(.11)	(.09)	(.20)	24.43	.04	1,263	1.30	[7]	1.00	[7]
(.19)	(1.44)	(1.63)	24.62	8.03	1,308	1.36		.86
(.22)	—	(.22)	24.30	20.87	1,304	1.34		.90
(.24)	—	(.24)	20.30	13.31	1,158	1.37		1.20
(.26)	—	(.26)	18.13	3.05	1,079	1.38		1.21
(.23)	—	(.23)	17.85	12.14	1,128	1.40		1.64

See page 34 for footnotes.

American Balanced Fund	31

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 6/30/2015[5,6]	$24.75	$.22	$(.12)	$.10
Period from 8/29/2014 to 12/31/2014[6,10]	25.81	.15	.41	.56
Class R-3:
Six months ended 6/30/2015[5,6]	24.65	.17	(.12)	.05
Year ended 12/31/2014	24.32	.32	1.75	2.07
Year ended 12/31/2013	20.32	.29	4.02	4.31
Year ended 12/31/2012	18.14	.32	2.18	2.50
Year ended 12/31/2011	17.86	.30	.32	.62
Year ended 12/31/2010	16.15	.35	1.67	2.02
Class R-4:
Six months ended 6/30/2015[5,6]	24.72	.21	(.13)	.08
Year ended 12/31/2014	24.38	.40	1.75	2.15
Year ended 12/31/2013	20.37	.36	4.02	4.38
Year ended 12/31/2012	18.19	.38	2.18	2.56
Year ended 12/31/2011	17.91	.35	.33	.68
Year ended 12/31/2010	16.19	.40	1.68	2.08
Class R-5:
Six months ended 6/30/2015[5,6]	24.77	.24	(.11)	.13
Year ended 12/31/2014	24.43	.47	1.76	2.23
Year ended 12/31/2013	20.41	.43	4.03	4.46
Year ended 12/31/2012	18.22	.44	2.19	2.63
Year ended 12/31/2011	17.94	.41	.32	.73
Year ended 12/31/2010	16.22	.45	1.68	2.13
Class R-6:
Six months ended 6/30/2015[5,6]	24.76	.25	(.11)	.14
Year ended 12/31/2014	24.42	.49	1.75	2.24
Year ended 12/31/2013	20.40	.44	4.03	4.47
Year ended 12/31/2012	18.21	.45	2.19	2.64
Year ended 12/31/2011	17.93	.42	.32	.74
Year ended 12/31/2010	16.21	.46	1.67	2.13

	Six months ended
	June 30,	Year ended December 31
Portfolio turnover rate for all share classes[11]	2015[4,5,6]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	46%	68%	55%	54%	47%	37%
Excluding mortgage dollar roll transactions	23%	48%	Not available

See Notes to Financial Statements

32	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.21)	$(.09)	$(.30)	$24.55	.42%[8]		$—	[9]	.49%[7,8]		1.80%[7,8]
(.21)	(1.41)	(1.62)	24.75	2.17	[8]	—	[9]	.16	[4,8]	.58	[4,8]
(.16)	(.09)	(.25)	24.45	.19		3,246		.92	[7]	1.37	[7]
(.30)	(1.44)	(1.74)	24.65	8.51		3,315		.94		1.28
(.31)	—	(.31)	24.32	21.33		3,212		.94		1.30
(.32)	—	(.32)	20.32	13.83		2,617		.95		1.62
(.34)	—	(.34)	18.14	3.50		2,331		.95		1.64
(.31)	—	(.31)	17.86	12.64		2,408		.94		2.10
(.19)	(.09)	(.28)	24.52	.34		4,517		.63	[7]	1.67	[7]
(.37)	(1.44)	(1.81)	24.72	8.85		4,385		.64		1.58
(.37)	—	(.37)	24.38	21.68		3,994		.65		1.60
(.38)	—	(.38)	20.37	14.14		3,006		.64		1.94
(.40)	—	(.40)	18.19	3.80		2,152		.65		1.94
(.36)	—	(.36)	17.91	13.01		2,007		.65		2.39
(.23)	(.09)	(.32)	24.58	.53		2,604		.34	[7]	1.96	[7]
(.45)	(1.44)	(1.89)	24.77	9.16		2,616		.34		1.88
(.44)	—	(.44)	24.43	22.04		2,492		.34		1.89
(.44)	—	(.44)	20.41	14.51		2,050		.35		2.23
(.45)	—	(.45)	18.22	4.11		1,544		.35		2.24
(.41)	—	(.41)	17.94	13.32		1,545		.35		2.69
(.24)	(.09)	(.33)	24.57	.55		6,352		.29	[7]	2.01	[7]
(.46)	(1.44)	(1.90)	24.76	9.22		6,076		.29		1.93
(.45)	—	(.45)	24.42	22.12		3,910		.29		1.95
(.45)	—	(.45)	20.40	14.57		2,151		.30		2.28
(.46)	—	(.46)	18.21	4.16		1,486		.30		2.30
(.41)	—	(.41)	17.93	13.38		1,063		.30		2.75

See page 34 for footnotes.

American Balanced Fund	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the period ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Not annualized.
[5]	Unaudited.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Annualized.
[8]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	Refer to Note 5 for further information on mortgage dollar rolls.

34	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2015, through June 30, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	35

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,004.04	$2.93	.59%
Class A - assumed 5% return	1,000.00	1,021.87	2.96	.59
Class B - actual return	1,000.00	1,000.28	6.55	1.32
Class B - assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class C - actual return	1,000.00	1,000.11	6.84	1.38
Class C - assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class F-1 - actual return	1,000.00	1,003.78	3.23	.65
Class F-1 - assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 - actual return	1,000.00	1,004.95	1.99	.40
Class F-2 - assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A - actual return	1,000.00	1,003.57	3.38	.68
Class 529-A - assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-B - actual return	1,000.00	999.74	7.19	1.45
Class 529-B - assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-C - actual return	1,000.00	999.76	7.19	1.45
Class 529-C - assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E - actual return	1,000.00	1,001.94	4.57	.92
Class 529-E - assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-F-1 - actual return	1,000.00	1,004.30	2.24	.45
Class 529-F-1 - assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 - actual return	1,000.00	999.71	6.84	1.38
Class R-1 - assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 - actual return	1,000.00	1,000.43	6.45	1.30
Class R-2 - assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-2E - actual return	1,000.00	1,004.17	2.43	.49
Class R-2E - assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-3 - actual return	1,000.00	1,001.94	4.57	.92
Class R-3 - assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-4 - actual return	1,000.00	1,003.38	3.13	.63
Class R-4 - assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 - actual return	1,000.00	1,005.27	1.69	.34
Class R-5 - assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 - actual return	1,000.00	1,005.48	1.44	.29
Class R-6 - assumed 5% return	1,000.00	1,023.36	1.45	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

36	American Balanced Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2015, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®
Investment portfolio
June 30, 2015
unaudited
Common stocks 64.09% Financials 12.02%	Shares	Value (000)
Wells Fargo & Co.	34,137,000	$1,919,865
Berkshire Hathaway Inc., Class A1	8,649	1,771,748
JPMorgan Chase & Co.	21,211,000	1,437,257
American Express Co.	9,728,900	756,130
Citigroup Inc.	10,500,000	580,020
SunTrust Banks, Inc.	12,300,000	529,146
Capital One Financial Corp.	5,569,000	489,905
ACE Ltd.	4,200,000	427,056
Weyerhaeuser Co.[1]	13,115,242	413,130
Goldman Sachs Group, Inc.	1,611,700	336,507
U.S. Bancorp	4,500,000	195,300
Chubb Corp.	1,500,000	142,710
Allstate Corp.	2,000,000	129,740
Bank of America Corp.	7,000,000	119,140
American Tower Corp.	1,265,000	118,012
Legal & General Group PLC	30,000,000	117,325
Moody’s Corp.	1,050,000	113,358
BlackRock, Inc.	300,000	103,794
Sumitomo Mitsui Financial Group, Inc. (ADR)	8,500,000	75,565
Intercontinental Exchange, Inc.	105,000	23,479
Iron Mountain Inc.	685,000	21,235
		9,820,422
Consumer discretionary 9.53%
Comcast Corp., Class A	35,527,500	2,136,624
Amazon.com, Inc.[1]	3,514,000	1,525,392
Home Depot, Inc.	13,309,349	1,479,068
Twenty-First Century Fox, Inc., Class A	25,216,900	820,684
Walt Disney Co.	5,220,000	595,811
VF Corp.	4,701,000	327,848
Macy’s, Inc.	3,500,000	236,145
CBS Corp., Class B	4,130,000	229,215
Time Warner Inc.	2,000,000	174,820
NIKE, Inc., Class B	1,305,000	140,966
General Motors Co.	3,500,000	116,655
		7,783,228
Information technology 8.83%
Microsoft Corp.	61,250,000	2,704,187
ASML Holding NV (New York registered)	4,055,401	422,289
ASML Holding NV	1,723,143	178,081
Intel Corp.	17,425,100	529,984
Texas Instruments Inc.	10,182,000	524,475
Cisco Systems, Inc.	17,500,000	480,550
Avago Technologies Ltd.	3,605,000	479,213
TE Connectivity Ltd.	6,655,000	427,916
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	17,560,000	398,788
American Balanced Fund — Page 1 of 28

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
VeriSign, Inc.[1]	5,400,000	$333,288
Visa Inc., Class A	3,292,000	221,058
Google Inc., Class A1	195,000	105,308
Google Inc., Class C1	195,535	101,778
Analog Devices, Inc.	2,700,000	173,300
salesforce.com, inc.[1]	1,980,000	137,867
		7,218,082
Health care 7.57%
Merck & Co., Inc.	21,215,000	1,207,770
UnitedHealth Group Inc.	8,745,000	1,066,890
Pfizer Inc.	20,750,000	695,747
Roche Holding AG	2,200,000	616,503
Bristol-Myers Squibb Co.	9,200,000	612,168
Johnson & Johnson	5,610,000	546,751
Express Scripts Holding Co.[1]	6,090,000	541,645
Medtronic PLC	4,080,000	302,328
Baxter International Inc.	2,500,000	174,825
Thermo Fisher Scientific Inc.	1,321,000	171,413
Gilead Sciences, Inc.	860,000	100,689
Vertex Pharmaceuticals Inc.[1]	600,000	74,088
Amgen Inc.	465,000	71,387
Grifols, SA, Class B (ADR)	144,471	4,474
		6,186,678
Consumer staples 7.36%
Philip Morris International Inc.	24,692,000	1,979,558
Coca-Cola Co.	35,118,000	1,377,679
Procter & Gamble Co.	9,960,000	779,270
Kraft Foods Group, Inc.	8,222,850	700,094
PepsiCo, Inc.	2,900,000	270,686
Costco Wholesale Corp.	1,975,845	266,858
Walgreens Boots Alliance, Inc.	3,000,000	253,320
CVS Health Corp.	1,790,000	187,735
Altria Group, Inc.	2,820,000	137,926
Reynolds American Inc.	632,165	47,197
British American Tobacco PLC	190,000	10,195
		6,010,518
Industrials 6.69%
Boeing Co.	8,302,000	1,151,653
Lockheed Martin Corp.	6,194,037	1,151,471
Union Pacific Corp.	7,140,000	680,942
General Electric Co.	21,500,000	571,255
Parker-Hannifin Corp.	4,100,000	476,953
Deere & Co.	3,710,000	360,055
United Technologies Corp.	3,200,000	354,976
Cummins Inc.	2,474,400	324,617
Norfolk Southern Corp.	1,598,900	139,680
Caterpillar Inc.	1,300,000	110,266
General Dynamics Corp.	600,000	85,014
Rockwell Collins, Inc.	285,000	26,320
American Balanced Fund — Page 2 of 28

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
TransDigm Group Inc.[1]	95,000	$21,344
Rolls-Royce Holdings PLC[1]	1,114,200	15,231
		5,469,777
Energy 4.22%
Royal Dutch Shell PLC, Class B (ADR)	9,668,000	554,460
Royal Dutch Shell PLC, Class B	4,000,000	113,570
Chevron Corp.	5,444,755	525,256
ConocoPhillips	8,165,000	501,413
Enbridge Inc.	9,795,000	458,308
Noble Energy, Inc.	7,158,229	305,513
Phillips 66	2,180,000	175,621
Baker Hughes Inc.	2,750,000	169,675
Concho Resources Inc.[1]	1,475,000	167,943
Southwestern Energy Co.[1]	5,000,000	113,650
TOTAL SA	1,420,323	68,991
TOTAL SA (ADR)	809,871	39,821
Occidental Petroleum Corp.	1,089,494	84,730
Suncor Energy Inc.	2,000,000	55,084
Transocean Ltd.[1]	2,500,000	40,300
Kinder Morgan, Inc.	1,005,000	38,582
Schlumberger Ltd.	320,000	27,581
Oceaneering International, Inc.	155,000	7,221
		3,447,719
Materials 2.70%
E.I. du Pont de Nemours and Co.	9,864,900	630,860
Dow Chemical Co.	8,640,000	442,109
Potash Corp. of Saskatchewan Inc.	12,525,342	387,910
LyondellBasell Industries NV	2,642,100	273,510
Monsanto Co.	1,800,000	191,862
Nucor Corp.	3,800,000	167,466
Glencore PLC	27,000,000	108,308
		2,202,025
Telecommunication services 0.15%
AT&T Inc.	3,000,000	106,560
Verizon Communications Inc.	295,000	13,750
		120,310
Utilities 0.13%
PG&E Corp.	2,000,000	98,200
National Grid PLC	700,000	8,988
		107,188
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		3,996,959
Total common stocks (cost: $34,083,370,000)		52,362,906
Preferred securities 0.00% U.S. government agency securities 0.00%
CoBank, ACB, Class E, noncumulative[2]	7,440	5,164
Total preferred securities (cost: $5,208,000)		5,164
American Balanced Fund — Page 3 of 28

unaudited
Bonds, notes & other debt instruments 30.54% Corporate bonds & notes 9.94% Financials 2.94%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.60% 2015	$ 12,665	$12,755
ACE INA Holdings Inc. 3.15% 2025	23,495	22,945
American Campus Communities, Inc. 3.75% 2023	7,915	7,776
American Campus Communities, Inc. 4.125% 2024	12,175	12,175
American Express Co. 6.15% 2017	22,800	24,959
American Express Credit Co. 1.55% 2017	15,465	15,518
American International Group, Inc. 2.30% 2019	15,000	14,976
American International Group, Inc. 4.125% 2024	5,000	5,191
American International Group, Inc. 3.875% 2035	15,000	13,596
American Tower Corp. 3.40% 2019	13,550	13,868
ANZ National (International) Ltd. 3.125% 2015[2]	16,500	16,546
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,632
AXA SA, Series B, junior subordinated 6.379% (undated)[2]	6,680	7,018
Bank of America Corp., Series L, 3.625% 2016	13,820	14,077
Bank of America Corp. 3.75% 2016	21,955	22,511
Bank of America Corp. 1.25% 2017	15,000	14,991
Bank of America Corp., Series L, 2.65% 2019	30,000	30,361
Bank of America Corp., Series L, 2.25% 2020	9,500	9,329
Bank of America Corp. 5.625% 2020	15,500	17,470
Bank of America Corp. 4.00% 2024	12,500	12,725
Bank of America Corp., Series L, 3.95% 2025	41,615	40,215
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,182
Bank of Nova Scotia 2.55% 2017	20,000	20,433
Barclays Bank PLC 2.50% 2019	11,095	11,144
Barclays Bank PLC 3.65% 2025	35,460	33,614
BB&T Corp. 1.00% 2017	15,000	14,966
BB&T Corp., Series C, 1.60% 2017	16,750	16,837
BB&T Corp. 2.45% 2020	79,600	79,763
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,378
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,572
Berkshire Hathaway Inc. 2.90% 2020	9,500	9,783
BNP Paribas 3.60% 2016	13,000	13,234
Boston Properties, Inc. 3.70% 2018	20,000	21,076
BPCE SA group 4.00% 2024	4,700	4,812
BPCE SA group 4.625% 2024[2]	7,200	7,044
BPCE SA group 5.15% 2024[2]	19,235	19,519
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,627
Capital One Financial Corp. 3.20% 2025	20,000	18,896
Citigroup Inc. 4.587% 2015	20,950	21,308
Citigroup Inc. 3.953% 2016	6,050	6,212
Citigroup Inc. 8.50% 2019	8,416	10,267
Citigroup Inc. 2.40% 2020	19,835	19,637
Citigroup Inc. 3.30% 2025	18,100	17,414
Citigroup Inc. 4.40% 2025	13,400	13,357
CME Group Inc. 5.30% 2043	7,375	8,127
CNA Financial Corp. 6.50% 2016	13,500	14,282
CNA Financial Corp. 3.95% 2024	9,910	9,847
Corporate Office Properties LP 5.25% 2024	29,480	30,170
Corporate Office Properties LP 5.00% 2025	6,735	6,753
Corporate Office Properties Trust 3.60% 2023	12,100	11,065
Credit Agricole SA 4.375% 2025[2]	13,865	13,309
Credit Suisse Group AG 1.70% 2018	12,000	11,954
Credit Suisse Group AG 3.625% 2024	17,240	17,152
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[2]	7,000	6,737
American Balanced Fund — Page 4 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
DDR Corp. 3.50% 2021	$7,000	$7,101
DDR Corp. 3.625% 2025	18,330	17,610
Developers Diversified Realty Corp. 9.625% 2016	1,825	1,926
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,793
Discover Financial Services 4.20% 2023	16,955	17,169
EPR Properties 4.50% 2025	4,460	4,382
ERP Operating LP 5.375% 2016	13,000	13,592
ERP Operating LP 4.75% 2020	12,000	13,223
ERP Operating LP 4.50% 2044	6,400	6,236
ERP Operating LP 4.50% 2045	2,275	2,210
Essex Portfolio L.P. 3.875% 2024	21,515	21,781
Essex Portfolio L.P. 3.50% 2025	21,965	21,283
Goldman Sachs Group, Inc. 3.625% 2016	46,650	47,389
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,378
Goldman Sachs Group, Inc. 2.55% 2019	66,250	66,393
Goldman Sachs Group, Inc. 2.60% 2020	24,575	24,447
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,205
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,744
Goldman Sachs Group, Inc. 3.625% 2023	7,840	7,789
Goldman Sachs Group, Inc. 3.85% 2024	14,700	14,733
Goldman Sachs Group, Inc. 3.50% 2025	16,485	15,982
Goldman Sachs Group, Inc. 3.75% 2025	23,100	22,789
HCP, Inc. 5.375% 2021	15,000	16,553
Hospitality Properties Trust 6.30% 2016	12,631	12,896
Hospitality Properties Trust 6.70% 2018	23,400	25,386
Hospitality Properties Trust 5.00% 2022	4,350	4,531
Hospitality Properties Trust 4.50% 2023	16,130	16,102
Hospitality Properties Trust 4.50% 2025	5,500	5,413
HSBC Holdings PLC 4.25% 2024	8,000	8,083
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,437
Intesa Sanpaolo SpA 5.017% 2024[2]	26,160	25,427
JPMorgan Chase & Co. 1.35% 2017	23,520	23,543
JPMorgan Chase & Co. 1.625% 2018	21,500	21,372
JPMorgan Chase & Co. 2.25% 2020	42,185	41,482
JPMorgan Chase & Co. 3.25% 2022	12,000	11,919
JPMorgan Chase & Co. 3.875% 2024	31,535	30,971
JPMorgan Chase & Co. 3.125% 2025	4,900	4,677
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	51,630	51,377
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)	25,000	26,742
Keybank National Association 2.50% 2019	17,000	17,070
Kimco Realty Corp., Series C, 5.783% 2016	14,000	14,433
Kimco Realty Corp. 5.70% 2017	6,180	6,641
Kimco Realty Corp. 3.125% 2023	11,705	11,212
Leucadia National Corp. 5.50% 2023	830	849
Liberty Mutual Group Inc. 4.25% 2023[2]	3,000	3,086
Lloyds Banking Group PLC 2.30% 2018	7,430	7,517
Lloyds Banking Group PLC 4.50% 2024	17,000	17,018
Lloyds Banking Group PLC 3.50% 2025	11,200	11,002
MetLife Global Funding I 2.30% 2019[2]	10,120	10,184
MetLife Global Funding I 2.00% 2020[2]	6,125	6,038
MetLife, Inc. 3.60% 2024	12,375	12,476
MetLife, Inc. 4.05% 2045	11,285	10,351
MetLife, Inc. 5.25% 2049	9,700	9,639
Morgan Stanley 3.80% 2016	5,700	5,826
American Balanced Fund — Page 5 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.375% 2019	$11,500	$11,422
Morgan Stanley, Series F, 3.875% 2024	27,000	27,280
Morgan Stanley 4.30% 2045	8,765	8,179
National Australia Bank 2.40% 2019[2]	4,800	4,812
Nationwide Mutual Insurance Co. 2.576% 2024[2,3]	8,150	8,166
New York Life Global Funding 2.10% 2019[2]	15,000	15,070
New York Life Global Funding 1.95% 2020[2]	16,000	15,759
PNC Bank 2.40% 2019	14,800	14,895
PNC Financial Services Group, Inc. 3.90% 2024	23,800	24,054
Prologis, Inc. 4.25% 2023	20,000	20,531
Prudential Financial, Inc. 2.30% 2018	7,595	7,661
Prudential Financial, Inc. 3.50% 2024	25,300	25,042
QBE Insurance Group Ltd. 2.40% 2018[2]	19,300	19,410
Rabobank Nederland 2.25% 2019	15,000	15,101
Rabobank Nederland 4.625% 2023	12,595	13,000
Rabobank Nederland 3.375% 2025	7,200	7,022
Scentre Group 2.375% 2019[2]	14,845	14,795
Scentre Group 2.375% 2021[2]	20,430	19,879
Scentre Group 3.25% 2025[2]	8,355	7,969
Scentre Group 3.50% 2025[2]	33,445	32,840
Select Income REIT 3.60% 2020	8,000	8,181
Select Income REIT 4.50% 2025	4,690	4,534
Simon Property Group, LP 1.50% 2018[2]	13,825	13,797
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,717
Svenska Handelsbanken AB 2.25% 2019	10,000	10,066
Td Ameritrade Holding Co. 2.95% 2022	15,115	14,986
Toronto-Dominion Bank 2.375% 2016	5,725	5,834
Toronto-Dominion Bank 2.25% 2019	14,000	14,060
Unum Group 5.625% 2020	345	389
US Bancorp., Series T, 1.65% 2017	11,500	11,640
US Bancorp. 3.70% 2024	21,900	22,666
US Bank NA 2.125% 2019	30,000	30,029
WEA Finance LLC 2.70% 2019[2]	5,395	5,404
WEA Finance LLC 3.75% 2024[2]	22,800	22,545
Wells Fargo & Co. 1.25% 2016	3,000	3,013
Wells Fargo & Co. 3.676% 2016	19,000	19,519
Wells Fargo & Co. 2.125% 2019	25,000	25,094
Wells Fargo & Co. 2.15% 2020	18,500	18,332
Wells Fargo & Co. 4.60% 2021	25,000	27,387
Wells Fargo & Co. 3.30% 2024	20,250	19,933
Wells Fargo & Co. 3.90% 2045	4,500	4,044
Westpac Banking Corp. 3.00% 2015	15,300	15,465
		2,399,035
Health care 1.41%
AbbVie Inc. 1.75% 2017	8,000	8,028
AbbVie Inc. 2.50% 2020	10,400	10,300
AbbVie Inc. 3.20% 2022	5,685	5,632
AbbVie Inc. 3.60% 2025	53,535	52,940
AbbVie Inc. 4.50% 2035	35,805	35,035
AbbVie Inc. 4.40% 2042	6,820	6,455
AbbVie Inc. 4.70% 2045	28,000	27,724
Actavis Funding SCS 3.00% 2020	26,950	27,090
Actavis Funding SCS 3.45% 2022	32,390	32,101
American Balanced Fund — Page 6 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Actavis Funding SCS 3.80% 2025	$20,750	$20,393
Actavis Funding SCS 4.55% 2035	18,870	17,945
Actavis Funding SCS 4.75% 2045	4,200	3,997
AmerisourceBergen Corp. 3.25% 2025	2,170	2,097
AmerisourceBergen Corp. 4.25% 2045	2,045	1,857
Amgen Inc. 2.70% 2022	21,240	20,546
Amgen Inc. 3.125% 2025	19,200	18,175
Baxalta Inc. 2.875% 2020[2]	18,020	17,998
Baxalta Inc. 4.00% 2025[2]	29,020	28,889
Baxalta Inc. 5.25% 2045[2]	6,795	6,823
Bayer AG 2.375% 2019[2]	24,345	24,427
Bayer AG 3.375% 2024[2]	7,000	6,961
Becton, Dickinson and Co. 3.734% 2024	6,270	6,252
Boston Scientific Corp. 3.375% 2022	38,500	37,717
Boston Scientific Corp. 3.85% 2025	57,300	55,623
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,997
Celgene Corp. 3.625% 2024	32,655	32,678
Celgene Corp. 4.625% 2044	2,400	2,291
DENTSPLY International Inc. 2.75% 2016	9,830	9,990
EMD Finance LLC 2.40% 2020[2]	24,900	24,766
EMD Finance LLC 2.95% 2022[2]	12,850	12,585
EMD Finance LLC 3.25% 2025[2]	61,200	59,382
Express Scripts Inc. 3.125% 2016	5,000	5,083
Gilead Sciences, Inc. 3.05% 2016	11,425	11,755
Gilead Sciences, Inc. 2.35% 2020	16,000	16,054
Gilead Sciences, Inc. 3.70% 2024	9,880	10,093
Gilead Sciences, Inc. 3.50% 2025	11,710	11,723
Humana Inc. 3.15% 2022	20,000	19,299
Laboratory Corporation of America Holdings 3.20% 2022	7,240	7,140
Laboratory Corporation of America Holdings 3.60% 2025	8,835	8,437
McKesson Corp. 3.796% 2024	10,000	10,119
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,137
Medtronic, Inc. 2.50% 2020[2]	14,580	14,601
Medtronic, Inc. 3.50% 2025[2]	39,900	39,816
Medtronic, Inc. 4.375% 2035[2]	7,715	7,647
Medtronic, Inc. 4.625% 2045[2]	8,220	8,310
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,500	1,352
Merck & Co., Inc. 2.75% 2025	26,945	25,830
Novartis Capital Corp. 3.40% 2024	10,250	10,406
Pfizer Inc. 3.40% 2024	7,045	7,098
Pfizer Inc. 7.20% 2039	1,200	1,653
Pfizer Inc. 4.40% 2044	6,000	5,911
Quest Diagnostics Inc. 4.70% 2045	1,340	1,189
Roche Holdings, Inc. 2.25% 2019[2]	17,000	17,113
Roche Holdings, Inc. 2.875% 2021[2]	22,000	22,176
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	14,979
Thermo Fisher Scientific Inc. 2.40% 2019	13,375	13,363
Thermo Fisher Scientific Inc. 3.30% 2022	4,550	4,498
Thermo Fisher Scientific Inc. 4.15% 2024	26,630	27,146
Trinity Health Corp 4.125% 2045	3,000	2,767
UnitedHealth Group Inc. 1.40% 2017	10,000	9,984
UnitedHealth Group Inc. 6.00% 2017	20,170	21,970
UnitedHealth Group Inc. 6.00% 2018	35,000	38,909
WellPoint, Inc. 2.25% 2019	15,500	15,316
American Balanced Fund — Page 7 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 2.00% 2018	$9,110	$9,115
Zimmer Holdings, Inc. 2.70% 2020	12,915	12,851
Zimmer Holdings, Inc. 3.15% 2022	37,265	36,677
Zimmer Holdings, Inc. 3.55% 2025	28,030	27,184
Zimmer Holdings, Inc. 4.25% 2035	5,270	4,875
Zimmer Holdings, Inc. 4.45% 2045	25,000	22,937
		1,154,207
Energy 1.15%
Anadarko Petroleum Corp. 5.95% 2016	14,500	15,289
Anadarko Petroleum Corp. 6.45% 2036	685	791
APT Pipelines Ltd. 4.20% 2025[2]	27,300	26,711
BG Energy Capital PLC 2.50% 2015[2]	7,200	7,251
BG Energy Capital PLC 2.875% 2016[2]	8,325	8,498
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,835
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,702
Cenovus Energy Inc. 3.00% 2022	2,000	1,892
Cenovus Energy Inc. 3.80% 2023	20,710	20,472
Columbia Pipeline Partners LP 3.30% 2020[2]	3,925	3,941
Columbia Pipeline Partners LP 4.50% 2025[2]	6,850	6,761
Devon Energy Corp. 2.25% 2018	12,060	12,095
Devon Energy Corp. 5.00% 2045	25,840	25,516
Diamond Offshore Drilling, Inc. 4.875% 2043	25,530	20,307
Ecopetrol SA 5.375% 2026	13,385	13,268
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	13,521
Enbridge Energy Partners, LP 4.20% 2021	300	307
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,224
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,251
Enbridge Inc. 5.60% 2017	10,000	10,641
Enbridge Inc. 4.00% 2023	45,000	43,840
Energy Transfer Partners, LP 4.15% 2020	11,500	11,822
Energy Transfer Partners, LP 4.75% 2026	20,600	20,346
EnLink Midstream Partners, LP 4.40% 2024	16,245	16,296
EnLink Midstream Partners, LP 4.15% 2025	37,740	36,911
EnLink Midstream Partners, LP 5.05% 2045	9,405	8,531
Enterprise Products Operating LLC 2.55% 2019	10,285	10,284
Enterprise Products Operating LLC 5.20% 2020	6,355	7,075
Enterprise Products Operating LLC 3.90% 2024	20,545	20,639
Enterprise Products Operating LLC 3.70% 2026	3,140	3,058
Enterprise Products Operating LLC 4.90% 2046	11,905	11,233
Exxon Mobil Corp. 1.912% 2020	18,000	17,889
Exxon Mobil Corp. 2.397% 2022	29,500	28,939
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	19,174
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,837
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	3,925
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	12,880
Kinder Morgan Energy Partners, LP 4.25% 2024	13,045	12,711
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	11,935
Kinder Morgan Energy Partners, LP 5.50% 2044	4,571	4,270
Kinder Morgan, Inc. 3.05% 2019	17,150	17,135
Kinder Morgan, Inc. 4.30% 2025	25,695	24,956
Kinder Morgan, Inc. 5.30% 2034	8,205	7,585
Kinder Morgan, Inc. 5.55% 2045	10,500	9,707
Noble Corp PLC 5.95% 2025	8,745	8,626
American Balanced Fund — Page 8 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 3.50% 2023	$22,000	$20,918
Petróleos Mexicanos 5.50% 2044	6,800	6,290
Petróleos Mexicanos 5.625% 2046[2]	25,290	23,708
Phillips 66 Partners LP 3.605% 2025	5,380	5,066
Shell International Finance BV 2.00% 2018	8,915	9,015
Shell International Finance BV 3.25% 2025	18,180	18,012
Shell International Finance BV 4.125% 2035	8,500	8,323
Southwestern Energy Co. 4.95% 2025	12,055	12,185
Spectra Energy Partners, LP 4.75% 2024	7,030	7,464
Statoil ASA 3.125% 2017	16,500	17,149
Statoil ASA 2.75% 2021	5,395	5,390
Statoil ASA 3.25% 2024	1,690	1,681
Statoil ASA 4.25% 2041	6,000	5,849
StatoilHydro ASA 1.80% 2016	16,000	16,173
TC PipeLines, LP 4.375% 2025	20,235	19,997
Total Capital Canada Ltd. 1.45% 2018	10,940	10,953
Total Capital International 2.125% 2018	10,500	10,659
Total Capital International 2.10% 2019	15,000	15,096
TransCanada PipeLines Ltd. 5.00% 2043	22,000	22,091
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075	7,700	7,805
Transocean Inc. 6.875% 2021	7,050	6,389
Western Gas Partners LP 3.95% 2025	3,730	3,592
Williams Partners LP 4.50% 2023	12,400	12,504
Williams Partners LP 4.30% 2024	16,170	15,910
Williams Partners LP 3.90% 2025	12,000	11,282
Williams Partners LP 4.00% 2025	4,800	4,498
Williams Partners LP 5.40% 2044	1,915	1,751
Williams Partners LP 5.10% 2045	8,230	7,273
Woodside Petroleum Ltd. 3.65% 2025[2]	12,400	11,914
		938,814
Consumer discretionary 1.11%
Amazon.com, Inc. 3.80% 2024	53,575	53,801
Amazon.com, Inc. 4.80% 2034	20,000	19,870
Amazon.com, Inc. 4.95% 2044	18,000	17,545
American Honda Finance Corp. 2.25% 2019	16,500	16,609
CBS Corp. 3.50% 2025	15,000	14,359
CBS Corp. 4.60% 2045	25,000	22,328
Comcast Corp. 6.30% 2017	16,750	18,648
Comcast Corp. 3.60% 2024	1,600	1,616
Comcast Corp. 3.375% 2025	19,215	18,971
Comcast Corp. 6.45% 2037	15,000	18,517
Comcast Corp. 4.65% 2042	5,000	5,006
Comcast Corp. 4.75% 2044	17,000	17,235
Comcast Corp. 4.60% 2045	20,000	19,801
DaimlerChrysler North America Holding Corp. 1.375% 2017[2]	15,125	15,106
DaimlerChrysler North America Holding Corp. 2.40% 2017[2]	12,000	12,220
DaimlerChrysler North America Holding Corp. 2.25% 2019[2]	13,000	12,907
DaimlerChrysler North America Holding Corp. 2.25% 2020[2]	32,249	31,852
DaimlerChrysler North America Holding Corp. 2.875% 2021[2]	14,900	15,023
DaimlerChrysler North America Holding Corp. 3.25% 2024[2]	7,570	7,549
DaimlerChrysler North America Holding Corp. 3.30% 2025[2]	8,900	8,763
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	7,100	6,681
Ford Motor Credit Co. 1.70% 2016	17,000	17,025
American Balanced Fund — Page 9 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 2.50% 2016	$13,000	$13,106
Ford Motor Credit Co. 1.50% 2017	8,500	8,492
Ford Motor Credit Co. 2.145% 2018	15,485	15,551
Ford Motor Credit Co. 2.375% 2018	8,990	9,075
Ford Motor Credit Co. 2.597% 2019	26,735	26,546
Ford Motor Credit Co. 2.459% 2020	18,090	17,782
Ford Motor Credit Co. 3.219% 2022	16,000	15,826
Ford Motor Credit Co. 4.375% 2023	15,475	16,138
Ford Motor Credit Co. 3.664% 2024	10,000	9,872
General Motors Co. 4.00% 2025	6,075	5,997
General Motors Financial Co. 3.50% 2019	4,685	4,789
General Motors Financial Co. 4.375% 2021	5,500	5,715
General Motors Financial Co. 3.45% 2022	52,100	51,018
General Motors Financial Co. 4.25% 2023	1,500	1,518
George Washington University 4.868% 2045	4,165	4,171
Home Depot, Inc. 2.00% 2019	20,000	20,040
Home Depot, Inc. 4.40% 2021	15,000	16,543
Home Depot, Inc. 2.625% 2022	14,500	14,278
Home Depot, Inc. 5.95% 2041	15,000	18,237
Home Depot, Inc. 4.25% 2046	13,600	13,187
Johnson Controls, Inc. 1.40% 2017	10,000	9,965
NBC Universal Enterprise, Inc. 5.25% (undated)[2]	475	506
NBCUniversal Media, LLC 2.875% 2016	12,000	12,186
Nordstrom, Inc. 4.00% 2021	6,245	6,639
Starbucks Corp. 2.70% 2022	5,190	5,175
Thomson Reuters Corp. 1.65% 2017	9,790	9,790
Thomson Reuters Corp. 6.50% 2018	20,815	23,492
Thomson Reuters Corp. 4.30% 2023	4,500	4,658
Thomson Reuters Corp. 5.65% 2043	2,000	2,122
Time Warner Cable Inc. 6.75% 2018	20,000	22,303
Time Warner Inc. 3.60% 2025	56,700	55,179
Toyota Motor Credit Corp. 2.125% 2019	9,450	9,479
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,491
Viacom Inc. 4.25% 2023	8,000	8,067
Viacom Inc. 3.875% 2024	13,100	12,833
Viacom Inc. 4.85% 2034	10,055	9,301
Volkswagen Group of America Finance, LLC 1.60% 2017[2]	11,600	11,615
Volkswagen Group of America Finance, LLC 2.45% 2019[2]	10,250	10,287
Volkswagen International Finance NV 2.375% 2017[2]	16,000	16,298
		907,699
Consumer staples 0.98%
Altria Group, Inc. 9.25% 2019	5,067	6,368
Altria Group, Inc. 2.625% 2020	14,760	14,706
Altria Group, Inc. 2.95% 2023	12,000	11,468
Altria Group, Inc. 4.00% 2024	7,400	7,518
Altria Group, Inc. 9.95% 2038	13,500	21,742
Altria Group, Inc. 4.50% 2043	18,700	17,324
Altria Group, Inc. 5.375% 2044	8,825	9,378
Anheuser-Busch InBev NV 7.75% 2019	20,000	23,735
British American Tobacco International Finance PLC 2.125% 2017[2]	16,000	16,190
British American Tobacco International Finance PLC 9.50% 2018[2]	11,955	14,807
British American Tobacco International Finance PLC 3.50% 2022[2]	17,905	18,142
British American Tobacco International Finance PLC 3.95% 2025[2]	35,500	35,921
American Balanced Fund — Page 10 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coca-Cola Co. 1.80% 2016	$17,500	$17,719
ConAgra Foods, Inc. 3.20% 2023	5,737	5,363
CVS Caremark Corp. 2.25% 2019	10,960	10,917
General Mills, Inc. 2.20% 2019	9,235	9,184
H.J. Heinz Co. 2.80% 2020[2]	24,970	24,996
Imperial Tobacco Finance PLC 2.05% 2018[2]	16,000	15,929
Imperial Tobacco Finance PLC 3.50% 2023[2]	17,000	16,550
Kraft Foods Inc. 2.25% 2017	4,725	4,791
Kraft Foods Inc. 5.375% 2020	10,472	11,691
Kraft Foods Inc. 3.50% 2022	23,285	23,355
Kroger Co. 3.85% 2023	3,655	3,751
Kroger Co. 5.00% 2042	2,500	2,596
Kroger Co. 5.15% 2043	6,800	7,170
PepsiCo, Inc. 7.90% 2018	15,000	17,908
Pernod Ricard SA 2.95% 2017[2]	35,500	36,285
Pernod Ricard SA 4.45% 2022[2]	9,600	10,096
Philip Morris International Inc. 3.25% 2024	24,300	23,913
Philip Morris International Inc. 4.25% 2044	6,000	5,671
Reynolds American Inc. 2.30% 2018	5,900	5,949
Reynolds American Inc. 3.25% 2022	11,420	11,004
Reynolds American Inc. 4.00% 2022	6,695	6,841
Reynolds American Inc. 4.85% 2023	12,000	12,684
Reynolds American Inc. 4.45% 2025	34,365	35,028
Reynolds American Inc. 5.70% 2035	6,440	6,679
Reynolds American Inc. 6.15% 2043	1,975	2,121
Reynolds American Inc. 5.85% 2045	75,065	79,207
SABMiller Holdings Inc. 2.45% 2017[2]	20,245	20,564
SABMiller Holdings Inc. 2.20% 2018[2]	18,700	18,911
The JM Smucker Co. 2.50% 2020[2]	3,315	3,297
The JM Smucker Co. 3.00% 2022[2]	7,500	7,370
The JM Smucker Co. 3.50% 2025[2]	25,035	24,499
The JM Smucker Co. 4.375% 2045[2]	12,885	11,828
Tyson Foods, Inc. 3.95% 2024	10,420	10,501
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	19,867
Walgreens Boots Alliance, Inc. 3.80% 2024	24,200	23,685
Wal-Mart Stores, Inc. 2.80% 2016	19,000	19,349
Wal-Mart Stores, Inc. 3.30% 2024	12,295	12,464
WM. Wrigley Jr. Co 3.375% 2020[2]	22,500	23,192
		800,224
Utilities 0.85%
Alabama Power Co. 2.80% 2025	3,555	3,406
Alabama Power Co. 3.75% 2045	6,600	5,921
American Electric Power Co. 2.95% 2022	16,090	15,622
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,586
Berkshire Hathaway Energy Co. 3.50% 2025	5,615	5,594
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,407
CMS Energy Corp. 8.75% 2019	6,647	8,194
CMS Energy Corp. 5.05% 2022	8,100	8,918
CMS Energy Corp. 3.875% 2024	14,310	14,556
Comision Federal de Electricidad 6.125% 2045[2]	3,000	3,045
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	11,970	11,885
Dominion Gas Holdings LLC 2.50% 2019	17,885	18,076
Dominion Gas Holdings LLC 3.60% 2024	8,678	8,640
American Balanced Fund — Page 11 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 3.95% 2023	$7,000	$7,266
Duke Energy Corp. 3.75% 2024	16,800	17,125
Duke Energy Progress Inc. 4.15% 2044	26,190	25,275
E.ON International Finance BV 5.80% 2018[2]	24,450	27,083
Electricité de France SA 6.95% 2039[2]	12,000	15,572
Electricité de France SA 4.875% 2044[2]	9,000	9,391
Entergy Corp. 4.70% 2017	9,600	9,993
Exelon Corp. 2.85% 2020	15,000	15,081
Exelon Corp. 3.95% 2025	27,340	27,515
Exelon Corp. 4.95% 2035	10,000	10,097
Exelon Corp. 5.10% 2045	10,000	10,027
MidAmerican Energy Co. 2.40% 2019	5,500	5,585
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	16,932
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,478
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	10,752
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,100
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,248
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	8,000	8,168
Niagara Mohawk Power Corp. 3.508% 2024[2]	6,375	6,386
Northeast Utilities 1.60% 2018	10,000	10,041
Northeast Utilities 3.15% 2025	8,845	8,550
Northern States Power Co. 4.125% 2044	18,000	17,651
NV Energy, Inc 6.25% 2020	10,168	11,780
Ohio Power Co., Series G, 6.60% 2033	165	206
Pacific Gas and Electric Co. 3.25% 2023	7,528	7,483
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,239
Pacific Gas and Electric Co. 3.40% 2024	8,414	8,410
Pacific Gas and Electric Co. 3.75% 2024	20,000	20,586
Pacific Gas and Electric Co. 4.75% 2044	5,200	5,362
Pacific Gas and Electric Co. 4.30% 2045	8,570	8,233
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,751
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	18,996
PacifiCorp. 3.35% 2025	7,800	7,803
PG&E Corp. 2.40% 2019	9,380	9,394
Public Service Electric and Gas Co. 2.00% 2019	10,680	10,661
Public Service Electric and Gas Co., 2.375% 2023	2,075	1,977
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,279
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,733
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,400	9,629
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,050	10,175
Puget Sound Energy, Inc., First Lien, 3.65% 2025[2]	9,400	9,205
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,154
Southern California Edison Co., 1.845% 2022[4]	15,425	15,408
Tampa Electric Co. 4.35% 2044	11,410	11,462
Teco Finance, Inc. 5.15% 2020	5,627	6,273
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	1,360	1,432
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,791
Virginia Electric and Power Co. 3.10% 2025	8,500	8,382
Virginia Electric and Power Co. 4.20% 2045	1,195	1,153
Xcel Energy Inc. 4.70% 2020	4,845	5,286
Xcel Energy Inc. 3.30% 2025	455	447
		695,856
American Balanced Fund — Page 12 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.55%	Principal amount (000)	Value (000)
AT&T Inc. 2.40% 2016	$18,000	$18,251
AT&T Inc. 3.00% 2022	30,000	28,984
AT&T Inc. 3.40% 2025	46,529	44,269
AT&T Inc. 4.50% 2035	21,760	20,008
AT&T Inc. 4.80% 2044	15,960	14,704
AT&T Inc. 4.35% 2045	9,365	8,022
British Telecommunications PLC 2.35% 2019	18,950	19,040
Deutsche Telekom International Finance BV 9.25% 2032	9,719	14,369
France Télécom 4.125% 2021	20,000	21,162
France Télécom 9.00% 2031	1,625	2,293
Orange SA 2.75% 2019	16,977	17,226
Orange SA 5.50% 2044	14,000	14,676
Telecom Italia Capital SA 6.999% 2018	4,992	5,516
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,311
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,411
Verizon Communications Inc. 2.625% 2020	7,700	7,684
Verizon Communications Inc. 3.00% 2021	5,674	5,599
Verizon Communications Inc. 5.15% 2023	3,326	3,650
Verizon Communications Inc. 4.272% 2036[2]	74,149	66,726
Verizon Communications Inc. 6.25% 2037	20,000	22,400
Verizon Communications Inc. 4.522% 2048[2]	94,395	83,483
		451,784
Industrials 0.43%
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4]	10,685	11,353
Atlas Copco AB 5.60% 2017[2]	15,905	17,117
Burlington Northern Santa Fe LLC 4.90% 2044	15,000	15,534
Canadian National Railway Co. 1.45% 2016	8,900	8,952
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	2,262	2,350
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	1,783	1,867
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	5,211	5,702
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	6,365	6,779
Danaher Corp. 2.30% 2016	16,795	17,019
ERAC USA Finance Co. 2.80% 2018[2]	9,900	10,100
General Electric Capital Corp. 2.95% 2016	5,305	5,409
General Electric Capital Corp. 2.30% 2017	26,100	26,613
General Electric Capital Corp. 2.45% 2017	15,000	15,354
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,286
General Electric Capital Corp. 2.20% 2020	14,630	14,623
General Electric Co. 2.70% 2022	11,000	10,761
General Electric Co. 4.125% 2042	11,000	10,569
General Electric Corp. 5.25% 2017	11,000	11,984
Siemens AG 2.90% 2022[2]	21,000	20,734
Siemens AG 3.25% 2025[2]	29,040	28,543
Southwest Airlines Co. 2.75% 2019	10,405	10,559
Union Pacific Corp. 5.70% 2018	11,150	12,585
United Technologies Corp. 3.10% 2022	30,000	30,231
United Technologies Corp. 4.50% 2042	22,060	22,381
Waste Management, Inc. 2.60% 2016	8,890	9,048
Waste Management, Inc. 2.90% 2022	15,000	14,750
		351,203
American Balanced Fund — Page 13 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.26%	Principal amount (000)	Value (000)
Agrium Inc. 4.125% 2035	$7,820	$6,994
Chevron Phillips Chemical Company LLC 2.45% 2020[2]	16,880	16,769
CRH America, Inc. 3.875% 2025[2]	7,700	7,634
Eastman Chemical Co. 2.70% 2020	21,000	20,972
Eastman Chemical Co. 3.80% 2025	9,800	9,788
Ecolab Inc. 3.00% 2016	9,410	9,632
Ecolab Inc. 4.35% 2021	1,000	1,079
Ecolab Inc. 5.50% 2041	1,500	1,639
Georgia-Pacific Corp. 2.539% 2019[2]	21,000	20,985
Glencore Funding LLC 2.875% 2020[2]	9,800	9,608
Holcim Ltd. 5.15% 2023[2]	12,500	13,700
International Paper Co. 3.65% 2024	8,500	8,382
International Paper Co. 7.30% 2039	8,425	10,313
Monsanto Co. 3.375% 2024	10,000	9,556
Monsanto Co. 4.40% 2044	13,090	11,706
Mosaic Co. 5.625% 2043	4,000	4,263
Packaging Corp. of America 4.50% 2023	610	629
Praxair, Inc. 1.05% 2017	16,000	15,939
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,224
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,012
Rohm and Haas Co. 6.00% 2017	5,003	5,467
		216,291
Information technology 0.26%
Apple Inc. 3.20% 2025	6,500	6,464
Harris Corp. 3.832% 2025	2,615	2,543
Harris Corp. 4.854% 2035	17,195	16,480
International Business Machines Corp. 1.95% 2016	52,500	53,258
International Business Machines Corp. 2.00% 2016	16,000	16,135
International Business Machines Corp. 3.625% 2024	22,115	22,433
KLA-Tencor Corp. 4.65% 2024	10,000	9,988
Oracle Corp. 2.375% 2019	17,500	17,758
Oracle Corp. 2.80% 2021	6,100	6,174
Oracle Corp. 2.50% 2022	18,500	17,963
Oracle Corp. 2.95% 2025	19,800	19,066
QUALCOMM Inc. 3.45% 2025	16,400	15,976
Xerox Corp. 2.75% 2019	5,000	5,073
		209,311
Total corporate bonds & notes		8,124,424
U.S. Treasury bonds & notes 9.86% U.S. Treasury 8.01%
U.S. Treasury 0.375% 2015	97,000	97,057
U.S. Treasury 1.375% 2015	70,000	70,380
U.S. Treasury 0.625% 2016	136,450	136,834
U.S. Treasury 1.50% 2016	375,000	379,380
U.S. Treasury 4.50% 2016	58,500	60,078
U.S. Treasury 0.625% 2018[5]	735,000	727,981
U.S. Treasury 1.125% 2018	210,000	210,731
U.S. Treasury 1.50% 2019	97,750	97,692
U.S. Treasury 1.625% 2019	121,750	122,154
U.S. Treasury 1.625% 2019	65,000	65,571
U.S. Treasury 1.75% 2019	382,150	386,449
American Balanced Fund — Page 14 of 28

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2020	$954,605	$941,260
U.S. Treasury 1.375% 2020	78,000	77,183
U.S. Treasury 1.375% 2020	47,250	46,696
U.S. Treasury 1.375% 2020	38,375	38,020
U.S. Treasury 1.50% 2020	1,177,425	1,170,019
U.S. Treasury 1.75% 2022	40,975	40,130
U.S. Treasury 1.75% 2022	8,300	8,145
U.S. Treasury 2.00% 2022	35,000	34,949
U.S. Treasury 2.25% 2024	96,250	95,445
U.S. Treasury 2.00% 2025	48,090	46,617
U.S. Treasury 2.125% 2025	296,250	290,257
U.S. Treasury 5.50% 2028	58,750	78,000
U.S. Treasury 5.375% 2031	20,000	26,841
U.S. Treasury 4.50% 2036	104,881	131,429
U.S. Treasury 3.125% 2043	48,025	47,875
U.S. Treasury 3.625% 2043	77,825	85,231
U.S. Treasury 3.125% 2044	39,797	39,685
U.S. Treasury 3.625% 2044	165,375	181,035
U.S. Treasury 2.50% 2045	168,025	147,245
U.S. Treasury 3.00% 2045	679,825	663,278
		6,543,647
U.S. Treasury inflation-protected securities 1.85%
U.S. Treasury Inflation-Protected Security 0.125% 2016[6]	69,622	65,271
U.S. Treasury Inflation-Protected Security 2.50% 2016[6]	755	668
U.S. Treasury Inflation-Protected Security 2.125% 2019[6]	60,716	59,947
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	56,046	54,635
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	352,962	353,835
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	338,580	332,187
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	78,769	73,767
U.S. Treasury Inflation-Protected Security 1.75% 2028[6]	34,308	34,353
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	82,990	72,477
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	3,389	2,904
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	324,517	339,177
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	135,797	122,661
		1,511,882
Total U.S. Treasury bonds & notes		8,055,529
Mortgage-backed obligations 6.72%
Australia & New Zealand Banking Group Ltd. 1.00% 2016[2,4]	500	501
Australia & New Zealand Banking Group Ltd. 2.40% 2016[2,4]	750	766
Aventura Mall Trust, Series A, 3.867% 2032[2,3,4]	20,700	22,012
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,4]	6,472	6,670
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3,4]	2,990	3,000
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,4]	22,862	23,111
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046[4]	1,743	1,789
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.749% 2049[3,4]	13,569	14,349
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.793% 2049[3,4]	4,100	4,324
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.003% 2051[3,4]	1,250	1,344
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[3,4]	23,930	26,071
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[2,3,4]	11,150	10,979
Bank of Montreal 2.625% 2016[2,4]	650	658
Bank of Montreal 1.95% 2017[2,4]	250	254
American Balanced Fund — Page 15 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Bank of Nova Scotia 2.15% 2016[2,4]	$350	$356
Bank of Nova Scotia 1.75% 2017[2,4]	65,625	66,428
Bank of Nova Scotia 1.95% 2017[2,4]	200	203
Bank of Nova Scotia 2.125% 2019[4]	16,225	16,332
Barclays Bank PLC 2.50% 2015[2,4]	550	552
Barclays Bank PLC 2.25% 2017[2,4]	2,850	2,912
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[3,4]	20,000	20,306
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.766% 2038[3,4]	7,795	7,963
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[3,4]	1,792	1,925
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,4]	9,665	10,312
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,4]	6,425	7,020
Caisse Centrale Desjardins 1.60% 2017[2,4]	600	606
Canadian Imperial Bank of Commerce 2.75% 2016[2,4]	400	405
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.456% 2033[3,4]	2,377	2,396
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2045[4,7]	6,100	6,291
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[4]	6,352	6,614
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.38% 2044[3,4]	4,357	4,361
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[4]	17,333	17,955
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[2,3,4]	26,500	27,320
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[2,4]	9,700	9,545
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[4]	18,688	19,669
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[3,4]	885	949
Commonwealth Bank of Australia 0.75% 2016[2,4]	13,750	13,766
Commonwealth Bank of Australia 2.25% 2017[2,4]	675	688
Commonwealth Bank of Australia 1.875% 2018[2,4]	5,700	5,748
Commonwealth Bank of Australia 2.00% 2019[2,4]	23,500	23,655
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.187% 2023[2,3,4]	708	717
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.787% 2024[2,3,4]	1,547	1,554
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.687% 2025[3,4]	3,489	3,496
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,4]	47,140	47,651
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[2,4]	800	804
Credit Suisse Group AG 2.60% 2016[2,4]	700	711
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.986% 2027[2,3,4]	5,215	5,204
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[4]	663	708
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[4]	452	490
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[4]	612	656
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[4]	1,047	1,113
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[4]	3,460	3,565
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[4]	9,693	10,071
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.89% 2039[3,4]	14,649	15,489
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3,4]	18,360	19,503
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[2,4]	15,381	15,665
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,4]	12,270	12,384
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,4]	9,500	10,613
DNB ASA 1.45% 2019[2,4]	925	925
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.035% 2031[2,3,4]	9,329	9,285
Fannie Mae 11.00% 2018[4]	24	25
Fannie Mae 4.50% 2025[4]	5,266	5,628
Fannie Mae 4.50% 2025[4]	4,994	5,206
Fannie Mae 2.50% 2027[4]	32,241	32,834
Fannie Mae 2.50% 2027[4]	30,694	31,259
Fannie Mae 2.50% 2027[4]	2,153	2,190
Fannie Mae 2.50% 2027[4]	1,965	2,002
Fannie Mae 2.50% 2027[4]	1,698	1,730
American Balanced Fund — Page 16 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2027[4]	$1,081	$1,101
Fannie Mae 2.50% 2027[4]	950	966
Fannie Mae 2.50% 2027[4]	920	936
Fannie Mae 2.50% 2028[4]	24,366	24,784
Fannie Mae 2.50% 2028[4]	5,732	5,838
Fannie Mae 2.50% 2028[4]	2,747	2,786
Fannie Mae 2.50% 2028[4]	2,534	2,578
Fannie Mae 2.50% 2028[4]	2,481	2,524
Fannie Mae 2.50% 2028[4]	1,629	1,657
Fannie Mae 2.50% 2028[4]	1,035	1,053
Fannie Mae 2.50% 2028[4]	796	810
Fannie Mae 2.50% 2028[4]	389	396
Fannie Mae 5.50% 2033[4]	4,051	4,563
Fannie Mae 5.50% 2033[4]	3,628	4,088
Fannie Mae 5.50% 2033[4]	418	471
Fannie Mae 4.50% 2034[4]	14,678	15,919
Fannie Mae 3.00% 2035[4]	40,152	40,847
Fannie Mae 3.00% 2035[4]	36,353	36,954
Fannie Mae 3.00% 2035[4]	28,831	29,325
Fannie Mae 3.50% 2035[4]	13,963	14,577
Fannie Mae 5.00% 2035[4]	1,559	1,729
Fannie Mae 5.50% 2035[4]	1,714	1,932
Fannie Mae 5.50% 2035[4]	947	1,073
Fannie Mae 6.50% 2035[4]	3,412	3,971
Fannie Mae 5.50% 2036[4]	350	394
Fannie Mae 5.50% 2036[4]	306	345
Fannie Mae 6.00% 2036[4]	1,072	1,219
Fannie Mae 6.00% 2037[4]	13,460	15,419
Fannie Mae 6.50% 2037[4]	2,797	3,207
Fannie Mae 6.50% 2037[4]	2,556	2,825
Fannie Mae 6.50% 2037[4]	1,550	1,772
Fannie Mae 7.00% 2037[4]	728	809
Fannie Mae 7.00% 2037[4]	547	609
Fannie Mae 7.00% 2037[4]	345	384
Fannie Mae 5.50% 2038[4]	772	866
Fannie Mae 6.50% 2038[4]	3,907	4,478
Fannie Mae 5.50% 2039[4]	130	146
Fannie Mae 6.00% 2039[4]	19,536	22,214
Fannie Mae 4.00% 2040[4]	22,896	24,366
Fannie Mae 4.00% 2040[4]	4,241	4,525
Fannie Mae 4.328% 2040[3,4]	1,140	1,222
Fannie Mae 4.50% 2040[4]	22,644	24,523
Fannie Mae 4.50% 2040[4]	18,519	20,054
Fannie Mae 4.50% 2040[4]	14,660	15,880
Fannie Mae 5.00% 2040[4]	17,233	19,059
Fannie Mae 5.00% 2040[4]	3,143	3,490
Fannie Mae 5.00% 2040[4]	2,068	2,286
Fannie Mae 5.00% 2040[4]	1,716	1,896
Fannie Mae 3.538% 2041[3,4]	13,627	14,281
Fannie Mae 4.00% 2041[4]	15,675	16,699
Fannie Mae 4.00% 2041[4]	12,095	12,873
Fannie Mae 4.00% 2041[4]	11,989	12,778
Fannie Mae 4.00% 2041[4]	7,009	7,478
Fannie Mae 4.00% 2041[4]	4,129	4,405
Fannie Mae 4.00% 2041[4]	3,506	3,741
American Balanced Fund — Page 17 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[4]	$2,256	$2,410
Fannie Mae 4.50% 2041[4]	9,326	10,109
Fannie Mae 5.00% 2041[4]	3,059	3,387
Fannie Mae 5.00% 2041[4]	2,677	2,964
Fannie Mae 5.00% 2041[4]	2,650	2,936
Fannie Mae 5.00% 2041[4]	2,588	2,860
Fannie Mae 5.00% 2041[4]	2,568	2,845
Fannie Mae 5.00% 2041[4]	2,229	2,462
Fannie Mae 5.00% 2041[4]	1,418	1,566
Fannie Mae 5.00% 2041[4]	1,225	1,353
Fannie Mae 5.00% 2041[4]	735	812
Fannie Mae 5.00% 2041[4]	651	725
Fannie Mae 5.00% 2041[4]	637	705
Fannie Mae 5.00% 2041[4]	330	365
Fannie Mae 5.00% 2041[4]	299	331
Fannie Mae 5.00% 2041[4]	254	281
Fannie Mae 5.00% 2041[4]	247	273
Fannie Mae 5.00% 2041[4]	131	145
Fannie Mae 5.00% 2041[4]	64	70
Fannie Mae 5.00% 2041[4]	40	44
Fannie Mae 5.00% 2041[4]	38	42
Fannie Mae 3.50% 2042[4]	22,143	22,855
Fannie Mae 3.50% 2042[4]	6,503	6,714
Fannie Mae 4.00% 2042[4]	50,950	54,569
Fannie Mae 4.00% 2042[4]	34,497	36,801
Fannie Mae 4.00% 2042[4]	26,955	28,630
Fannie Mae 4.00% 2042[4]	25,461	27,270
Fannie Mae 4.00% 2042[4]	16,840	17,929
Fannie Mae 4.00% 2042[4]	15,780	16,762
Fannie Mae 4.00% 2042[4]	11,546	12,313
Fannie Mae 4.00% 2042[4]	10,632	11,361
Fannie Mae 4.00% 2042[4]	9,389	9,996
Fannie Mae 4.00% 2042[4]	6,378	6,826
Fannie Mae 4.00% 2042[4]	4,101	4,365
Fannie Mae 4.00% 2042[4]	3,037	3,231
Fannie Mae 5.00% 2042[4]	650	721
Fannie Mae 5.00% 2042[4]	504	556
Fannie Mae 3.00% 2043[4]	35,899	35,857
Fannie Mae 3.00% 2043[4]	35,537	35,502
Fannie Mae 3.00% 2043[4]	20,697	20,689
Fannie Mae 3.00% 2043[4]	19,971	19,942
Fannie Mae 3.00% 2043[4]	19,141	19,107
Fannie Mae 3.00% 2043[4]	16,302	16,270
Fannie Mae 3.00% 2043[4]	15,902	15,874
Fannie Mae 3.00% 2043[4]	15,583	15,571
Fannie Mae 3.00% 2043[4]	12,240	12,214
Fannie Mae 3.00% 2043[4]	10,727	10,719
Fannie Mae 3.00% 2043[4]	8,046	8,032
Fannie Mae 3.00% 2043[4]	4,578	4,571
Fannie Mae 3.00% 2043[4]	4,513	4,505
Fannie Mae 3.00% 2043[4]	4,476	4,471
Fannie Mae 3.00% 2043[4]	4,464	4,458
Fannie Mae 3.50% 2043[4]	41,825	43,154
Fannie Mae 3.50% 2043[4]	25,437	26,202
Fannie Mae 3.50% 2043[4]	19,215	19,820
American Balanced Fund — Page 18 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2043[4]	$17,873	$18,435
Fannie Mae 3.50% 2043[4]	10,131	10,451
Fannie Mae 3.50% 2043[4]	8,493	8,759
Fannie Mae 3.50% 2043[4]	7,989	8,229
Fannie Mae 3.50% 2043[4]	6,301	6,500
Fannie Mae 4.00% 2043[4]	65,064	68,889
Fannie Mae 4.00% 2043[4]	63,312	67,624
Fannie Mae 4.00% 2043[4]	17,255	18,404
Fannie Mae 4.00% 2043[4]	10,487	11,163
Fannie Mae 4.00% 2043[4]	8,111	8,591
Fannie Mae 4.00% 2043[4]	4,263	4,530
Fannie Mae 4.00% 2043[4]	4,159	4,404
Fannie Mae 4.00% 2043[4]	3,250	3,472
Fannie Mae 4.00% 2043[4]	1,038	1,109
Fannie Mae 4.00% 2043[4]	630	674
Fannie Mae 4.00% 2043[4]	608	650
Fannie Mae 4.00% 2043[4]	597	637
Fannie Mae 4.00% 2043[4]	488	523
Fannie Mae 4.00% 2043[4]	444	474
Fannie Mae 4.50% 2043[4]	21,734	23,528
Fannie Mae 4.50% 2043[4]	12,802	13,846
Fannie Mae 3.50% 2044[4]	41,631	42,882
Fannie Mae 3.50% 2044[4]	25,411	26,174
Fannie Mae 3.50% 2044[4]	25,011	25,763
Fannie Mae 3.00% 2044[4,8]	2,230	2,217
Fannie Mae 3.50% 2045[4,8]	75,000	76,950
Fannie Mae 6.50% 2047[4]	360	407
Fannie Mae 6.50% 2047[4]	275	310
Fannie Mae 6.50% 2047[4]	81	92
Fannie Mae 6.50% 2047[4]	58	66
Fannie Mae 7.00% 2047[4]	268	307
Fannie Mae 7.00% 2047[4]	241	276
Fannie Mae 7.00% 2047[4]	130	149
Fannie Mae 7.00% 2047[4]	121	138
Fannie Mae 7.00% 2047[4]	89	102
Fannie Mae 7.00% 2047[4]	16	18
Fannie Mae, Series 2001-4, Class NA, 9.789% 2025[3,4]	12	13
Fannie Mae, Series 2001-20, Class D, 10.986% 2031[3,4]	3	3
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[4]	1,700	1,485
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[4]	280	327
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[4]	203	228
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[4]	363	424
Fannie Mae, Series 2002-W1, Class 2A, 6.443% 2042[3,4]	404	468
Freddie Mac 5.00% 2023[4]	3,893	4,228
Freddie Mac 5.00% 2023[4]	2,648	2,874
Freddie Mac 5.00% 2023[4]	1,674	1,813
Freddie Mac 5.00% 2023[4]	755	818
Freddie Mac 5.00% 2023[4]	752	815
Freddie Mac 5.00% 2023[4]	685	743
Freddie Mac 5.00% 2024[4]	5,152	5,579
Freddie Mac 6.00% 2026[4]	2,006	2,273
Freddie Mac 6.00% 2026[4]	1,701	1,930
Freddie Mac 6.00% 2026[4]	1,492	1,693
Freddie Mac 6.50% 2027[4]	743	847
Freddie Mac 6.50% 2027[4]	326	374
American Balanced Fund — Page 19 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.50% 2027[4]	$132	$151
Freddie Mac 6.50% 2028[4]	468	537
Freddie Mac 3.00% 2034[4]	69,144	70,178
Freddie Mac 3.00% 2035[4]	20,277	20,582
Freddie Mac 3.00% 2035[4]	4,254	4,317
Freddie Mac 3.00% 2035[4]	4,044	4,111
Freddie Mac 3.50% 2035[4]	39,839	41,516
Freddie Mac 3.50% 2035[4]	37,483	39,057
Freddie Mac 5.50% 2037[4]	396	444
Freddie Mac 5.50% 2037[4]	96	108
Freddie Mac 5.50% 2038[4]	337	377
Freddie Mac 5.50% 2038[4]	131	147
Freddie Mac 6.00% 2038[4]	2,172	2,457
Freddie Mac 6.00% 2038[4]	347	394
Freddie Mac 5.50% 2039[4]	476	533
Freddie Mac 3.133% 2040[3,4]	118	126
Freddie Mac 4.50% 2040[4]	17,143	18,555
Freddie Mac 4.50% 2040[4]	751	813
Freddie Mac 4.50% 2041[4]	2,366	2,562
Freddie Mac 4.50% 2041[4]	2,189	2,372
Freddie Mac 4.50% 2041[4]	937	1,016
Freddie Mac 4.50% 2041[4]	556	600
Freddie Mac 4.50% 2041[4]	471	509
Freddie Mac 4.50% 2041[4]	153	165
Freddie Mac 5.00% 2041[4]	830	920
Freddie Mac 4.00% 2043[4]	2,888	3,068
Freddie Mac 4.00% 2043[4]	1,685	1,790
Freddie Mac 4.00% 2043[4]	1,212	1,288
Freddie Mac 4.00% 2043[4]	1,049	1,116
Freddie Mac 4.00% 2043[4]	841	897
Freddie Mac 4.00% 2043[4]	690	734
Freddie Mac 4.00% 2043[4]	535	571
Freddie Mac 3.50% 2045[4,8]	100,000	102,674
Freddie Mac, Series 2013-DN2, Class M-1, 1.637% 2023[3,4]	6,307	6,315
Freddie Mac, Series 2013-DN1, Class M-1, 3.587% 2023[3,4]	8,027	8,239
Freddie Mac, Series 2014-DN2, Class M-1, 1.037% 2024[3,4]	5,167	5,161
Freddie Mac, Series 2014-DN1, Class M-1, 1.187% 2024[3,4]	1,195	1,194
Freddie Mac, Series 2014-DN3, Class M-1, 1.537% 2024[3,4]	8,331	8,343
Freddie Mac, Series 2014-HQ2, Class M-1, 1.637% 2024[3,4]	17,262	17,284
Freddie Mac, Series 2014-HQ1, Class M-1, 1.837% 2024[3,4]	13,783	13,842
Freddie Mac, Series 2014-HQ3, Class M-1, 1.837% 2024[3,4]	11,844	11,875
Freddie Mac, Series 2014-DN2, Class M-2, 1.837% 2024[3,4]	11,535	11,264
Freddie Mac, Series 2014-HQ2, Class M-2, 2.387% 2024[3,4]	21,320	21,082
Freddie Mac, Series 2014-DN4, Class M-2, 2.587% 2024[3,4]	6,335	6,330
Freddie Mac, Series 2014-HQ1, Class M-2, 2.687% 2024[3,4]	11,100	11,158
Freddie Mac, Series 2015-HQ2, Class M-1, 1.285% 2025[3,4]	3,450	3,439
Freddie Mac, Series 2015-DN1, Class M-1, 1.437% 2025[3,4]	7,425	7,431
Freddie Mac, Series 2015-HQ2, Class M-2, 2.135% 2025[3,4]	11,200	11,027
Freddie Mac, Series T-041, Class 3-A, 6.152% 2032[3,4]	1,831	2,081
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	4,342	3,684
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	2,931	2,450
Freddie Mac, Series 3318, Class JT, 5.50% 2037[4]	5,116	5,674
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[3,4]	8,000	8,101
Government National Mortgage Assn. 10.00% 2021[4]	112	128
Government National Mortgage Assn. 6.00% 2038[4]	12,568	14,237
American Balanced Fund — Page 20 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 2038[4]	$6,154	$7,038
Government National Mortgage Assn. 4.00% 2039[4]	2,454	2,613
Government National Mortgage Assn. 4.00% 2039[4]	2,286	2,433
Government National Mortgage Assn. 4.00% 2039[4]	1,427	1,519
Government National Mortgage Assn. 4.00% 2040[4]	16,478	17,820
Government National Mortgage Assn. 4.00% 2040[4]	12,786	13,649
Government National Mortgage Assn. 4.00% 2040[4]	4,205	4,484
Government National Mortgage Assn. 4.00% 2040[4]	3,599	3,892
Government National Mortgage Assn. 4.00% 2040[4]	3,417	3,672
Government National Mortgage Assn. 4.00% 2040[4]	2,240	2,385
Government National Mortgage Assn. 4.00% 2040[4]	1,807	1,927
Government National Mortgage Assn. 4.00% 2041[4]	28,498	30,373
Government National Mortgage Assn. 4.00% 2041[4]	3,654	3,890
Government National Mortgage Assn. 4.00% 2041[4]	2,183	2,326
Government National Mortgage Assn. 4.00% 2041[4]	476	506
Government National Mortgage Assn. 4.00% 2044[4]	333,099	352,735
Government National Mortgage Assn. 3.50% 2045[4,8]	283,250	292,677
Government National Mortgage Assn. 3.50% 2045[4]	179,000	186,445
Government National Mortgage Assn. 4.00% 2045[4,8]	565,588	598,728
Government National Mortgage Assn. 4.00% 2045[4,8]	250,000	264,278
Government National Mortgage Assn. 5.104% 2061[4]	1,938	2,078
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.013% 2038[3,4]	21,661	22,153
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.013% 2038[3,4]	2,201	2,250
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[4]	3,995	4,215
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[4]	35,090	36,916
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[4]	34,104	36,737
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039[4]	10,723	11,122
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[2,4]	2,174	2,193
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.795% 2045[3,4]	3,019	3,243
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,4]	14,110	14,107
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[2,4]	4,000	4,025
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[3,4]	3,687	3,770
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[3,4]	1,433	1,480
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,4]	5,063	5,203
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.100% 2045[3,4]	15,526	15,921
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,4]	11,363	11,541
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,4]	8,425	8,573
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[3,4]	5,106	5,367
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[4]	5,722	6,050
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[3,4]	47,707	50,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[3,4]	32,903	34,942
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[4]	19,323	20,642
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3,4]	14,074	15,143
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[4]	29,735	30,679
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047[4]	9,638	10,070
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[4]	21,396	22,129
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,4]	12,041	13,371
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[3,4]	6,418	6,927
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3,4]	8,865	9,049
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[4]	41,953	44,434
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[4]	28,085	29,688
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,4]	2,675	2,809
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3,4]	24,060	25,775
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[3,4]	11,575	12,703
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[3,4]	1,319	1,367
American Balanced Fund — Page 21 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[3,4]	$8,000	$8,463
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.057% 2046[3,4]	9,484	9,769
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.076% 2049[3,4]	10,000	10,743
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[2,4]	14,570	14,991
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[4]	23,542	24,554
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[4]	4,500	4,752
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[3,4]	23,032	24,613
National Australia Bank 2.00% 2017[2,4]	500	509
National Australia Bank 1.25% 2018[2,4]	14,120	14,041
National Australia Bank 2.00% 2019[2,4]	4,925	4,962
National Australia Bank 2.125% 2019[2,4]	11,000	11,088
National Bank of Canada 2.20% 2016[2,4]	600	613
Nordea Eiendomskreditt AS 2.125% 2017[2,4]	700	711
Northern Rock PLC 5.625% 2017[2,4]	2,025	2,209
Pepper Residential Securities Trust, Series 2013-1A, Class A-U2, 0.487% 2015[2,3,4]	25,000	25,025
Royal Bank of Canada 1.125% 2016[4]	1,000	1,005
Royal Bank of Canada 2.00% 2019[4]	3,550	3,601
Royal Bank of Canada 2.20% 2019[4]	37,700	37,986
Royal Bank of Canada 1.875% 2020[4]	31,650	31,402
Sparebank 1 Boligkreditt AS 2.625% 2017[2,4]	400	407
Sparebank 1 Boligkreditt AS 2.30% 2018[2,4]	750	767
Swedbank AB 2.125% 2016[2,4]	525	533
Swedbank AB 2.95% 2016[2,4]	300	305
Swedbank AB 1.375% 2018[2,4]	925	925
Toronto-Dominion Bank 1.625% 2016[2,4]	400	404
Toronto-Dominion Bank 1.50% 2017[2,4]	65,000	65,617
UBS AG 0.75% 2017[2,4]	925	926
UBS AG 2.25% 2017[2,4]	650	665
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[4]	14,000	14,716
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[3,4]	34,887	35,884
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[3,4]	3,831	3,967
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[4]	10,000	10,637
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[3,4]	31,635	33,485
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.15% 2051[3,4]	17,000	18,243
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[4]	7,635	7,864
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.652% 2035[3,4]	8,656	8,754
Westpac Banking Corp. 1.375% 2015[2,4]	700	700
Westpac Banking Corp. 2.45% 2016[2,4]	575	587
Westpac Banking Corp. 1.25% 2017[2,4]	800	798
Westpac Banking Corp. 1.85% 2018[2,4]	8,300	8,341
Westpac Banking Corp. 1.375% 2019[2,4]	3,325	3,312
Westpac Banking Corp. 2.00% 2019[2,4]	28,300	28,568
Westpac Banking Corp. 2.00% 2021[2,4]	10,825	10,774
		5,489,037
Federal agency bonds & notes 2.10%
CoBank, ACB 0.886% 2022[2,3]	16,135	15,248
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[4]	6,484	6,551
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[4]	3,785	3,836
Fannie Mae 0.50% 2015	175,000	175,000
Fannie Mae 0.375% 2016	64,125	64,089
Fannie Mae 0.50% 2016	94,090	94,232
Fannie Mae 0.625% 2016	62,975	63,065
Fannie Mae 5.00% 2017	5,820	6,227
Fannie Mae 2.625% 2024	73,995	73,703
American Balanced Fund — Page 22 of 28

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.25% 2029	$4,000	$5,432
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[4]	1,586	1,586
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.471% 2017[3,4]	10,809	10,827
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[4]	13,734	13,831
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[3,4]	8,570	8,452
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[4]	21,843	21,909
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[4]	14,000	14,255
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	24,642	25,686
Fannie Mae, Series 2014-M1, multifamily 3.436% 2023[3,4]	24,550	25,478
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,4]	16,585	17,468
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[3,4]	26,055	26,603
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,4]	27,850	29,243
Federal Farm Credit Banks 0.235% 2017[3]	31,250	31,258
Federal Farm Credit Banks 0.241% 2017[3]	23,143	23,154
Federal Home Loan Bank 0.375% 2016	21,230	21,238
Federal Home Loan Bank 0.50% 2016	35,895	35,910
Federal Home Loan Bank 0.625% 2016	10,040	10,048
Federal Home Loan Bank 2.125% 2016	61,140	62,147
Federal Home Loan Bank 1.875% 2020	25,660	25,861
Federal Home Loan Bank 3.375% 2023	16,840	17,867
Federal Home Loan Bank 5.50% 2036	600	773
Freddie Mac 1.75% 2015	22,425	22,485
Freddie Mac 0.50% 2016	114,105	114,234
Freddie Mac 2.50% 2016	83,400	84,979
Freddie Mac 0.75% 2018	200,400	199,300
Freddie Mac 2.375% 2022	27,000	27,298
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[4]	1,953	2,010
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,4]	7,825	8,180
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[4]	7,560	7,923
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[4]	5,006	5,006
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[4]	16,000	15,900
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[4]	16,555	16,466
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[4]	15,904	16,016
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[4]	1,044	1,082
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[4]	23,135	23,704
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[4]	927	961
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[4]	1,075	1,074
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[4]	14,500	14,554
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[4]	16,772	17,228
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[4]	6,620	6,842
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,4]	16,500	17,417
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[4]	36,400	36,799
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[4]	34,720	35,460
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[4]	13,416	13,785
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[4]	13,505	13,399
Private Export Funding Corp. 2.80% 2022	3,125	3,166
Private Export Funding Corp. 3.55% 2024	25,897	27,197
Tennessee Valley Authority, Series A, 3.875% 2021	5,000	5,498
Tennessee Valley Authority 1.875% 2022	1,650	1,575
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	13,765
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030[7]	3,750	3,678
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	5,989
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	3,000	3,023
United States Agency for International Development, Ukraine, 1.844% 2019	8,665	8,794
American Balanced Fund — Page 23 of 28

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	$866	$875
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[4]	818	853
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[4]	4,212	4,440
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 2.94% 2033[4]	1,500	1,499
		1,713,431
Asset-backed obligations 1.45%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2,4]	16,535	17,009
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[2,4]	55,500	55,338
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[2,4]	18,500	18,527
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[2,4]	10,515	10,492
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[4]	9,080	9,089
Ally Master Owner Trust, Series 2014-4, Class A1, 0.586% 2019[3,4]	10,000	10,011
Ally Master Owner Trust, Series 2014-1, Class A1, 0.656% 2019[3,4]	6,985	6,986
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[4]	7,675	7,701
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[4]	11,800	11,854
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[4]	28,610	28,689
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[4]	3,089	3,106
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[4]	6,300	6,281
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[4]	13,958	13,935
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[4]	710	714
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[4]	11,125	11,118
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[4]	8,705	8,726
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[4]	1,310	1,388
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[2,4]	1,944	1,942
Bank of the West Auto Trust, Series 2014-1, Class A-2, 0.69% 2017[2,4]	13,050	13,059
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[2,4]	5,580	5,585
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[4]	15,110	15,180
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.784% 2020[2,3,4,7]	5,750	5,750
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.175% 2021[2,3,4,7]	12,145	12,144
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[4]	2,430	2,431
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[4]	11,010	11,010
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[4]	12,600	12,618
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[4]	22,000	22,035
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.604% 2026[2,3,4]	15,638	15,629
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[2,4]	6,225	6,227
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[2,4]	26,435	26,419
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[2,4]	4,150	4,160
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[4]	16,380	16,381
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2019[4]	16,725	16,880
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.337% 2020[3,4]	8,000	8,173
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[2,4]	5,302	5,337
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[2,4]	3,270	3,266
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[2,4]	1,250	1,252
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[2,4]	960	960
CWABS, Inc., Series 2004-BC1, Class M-1, 0.937% 2034[3,4]	2,408	2,314
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[2,4]	8,184	8,186
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[4]	20,680	20,858
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[4]	18,500	18,370
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[2,4]	20,720	20,703
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[2,4]	9,500	9,562
American Balanced Fund — Page 24 of 28

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[2,4]	$8,998	$8,993
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[2,4]	5,000	5,014
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[2,4]	12,524	12,527
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[2,4]	19,000	19,025
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[4]	7,555	7,542
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[4]	10,060	10,069
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[4]	11,225	11,227
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[4]	10,440	10,439
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[2,4]	4,250	4,304
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[2,4]	19,800	19,762
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[2,4]	26,380	26,687
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[4]	18,860	18,863
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[4]	14,390	14,313
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[2,4]	7,463	7,311
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 2073[2,4]	7,362	7,407
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[2,4]	2,949	2,936
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.585% 2028[2,3,4]	17,406	17,409
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2,4]	16,000	15,987
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[2,4]	7,500	7,454
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,7,9]	31,211	30,940
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[4,7,9]	676	670
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[2,4]	4,249	4,217
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[4]	8,705	8,704
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[4]	13,315	13,326
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[4]	11,560	11,563
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-4, 1.04% 2020[4]	30,000	30,026
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[4]	2,524	2,525
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[4]	10,500	10,509
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[4]	12,750	12,752
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.867% 2035[3,4]	5,128	5,123
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.686% 2021[2,3,4]	5,130	5,136
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.666% 2022[2,3,4]	3,732	3,735
Navient Student Loan Trust, Series 2015-2, Class A-3, 0.803% 2040[3,4]	2,725	2,730
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[2,4]	6,000	6,012
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3,4]	432	455
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[4]	1,086	1,111
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[4]	636	659
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[4]	931	937
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[4]	3,583	3,618
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[4]	9,489	9,563
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[4]	2,499	2,507
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-2, 0.72% 2018[4]	8,123	8,110
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[4]	15,000	14,994
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[4]	12,975	12,975
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[4]	14,675	14,696
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[4]	8,155	8,183
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[4]	28,535	28,665
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[4]	998	1,005
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[4]	15,175	15,182
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[4]	9,425	9,472
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[4]	7,255	7,267
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[4]	5,000	5,065
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[2,4]	1,040	1,062
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[4]	11,496	11,579
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[4]	1,275	1,305
American Balanced Fund — Page 25 of 28

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[4]	$15,310	$15,293
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 0.777% 2017[3,4]	9,500	9,503
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.786% 2022[2,3,4]	3,260	3,266
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[2,4]	2,100	2,094
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.934% 2030[3,4]	4,550	4,556
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.1803% 2033[3,4]	12,240	12,203
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.684% 2035[3,4]	3,350	3,192
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[2,4]	6,374	6,416
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[4]	4,850	4,850
Trade Maps Ltd., 2013-1-A-A, 0.885% 2018[2,3,4]	11,320	11,324
Trade Maps Ltd., 2013-1-A-B, 1.435% 2018[2,3,4]	2,220	2,223
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[4]	7,500	7,501
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[4]	3,510	3,540
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[4]	2,625	2,718
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[4]	2,815	2,816
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[4]	37,000	36,931
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[2,4]	5,645	5,634
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.666% 2022[3,4]	2,625	2,626
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[4]	8,990	8,978
		1,186,706
Bonds & notes of governments & government agencies outside the U.S. 0.24%
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[2]	9,205	9,260
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[2]	10,000	10,582
Colombia (Republic of) Global 5.625% 2044	8,700	8,852
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[2]	2,300	2,313
FMS Wertmanagement 1.625% 2018	5,000	5,045
Instituto de Credito Oficial 1.125% 2016[2]	9,000	9,009
Inter-American Development Bank 4.375% 2044	6,500	7,559
International Bank for Reconstruction and Development 8.25% 2016	1,050	1,142
Israeli Government 3.15% 2023	35,000	35,515
Japan Finance Organization for Municipalities 2.125% 2019[2]	10,000	10,113
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,957
Province of Manitoba 3.05% 2024	7,450	7,655
Spanish Government 4.00% 2018[2]	54,950	58,173
Swedish Export Credit Corp. 2.875% 2023[2]	3,000	3,003
United Mexican States Government Global 3.60% 2025	10,000	9,885
United Mexican States Government Global 5.55% 2045	7,000	7,490
		194,553
Municipals 0.12%
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.350% 2038 (put 2017)[3]	2,400	2,387
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	20,075
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,805	1,939
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,070
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[4]	1,243	1,185
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	885	921
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,095	4,261
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	670	720
State of Michigan, City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 0.784% 2032[3]	5,000	4,415
American Balanced Fund — Page 26 of 28

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	$360	$365
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	1,390	1,501
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	9,710	10,472
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	375	385
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	505	523
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	14,979
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,970	2,816
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	1,140	1,110
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,700	2,622
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	4,490	4,850
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	755	791
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,490	1,560
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	935	999
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	14,500	14,613
		97,559
Miscellaneous 0.11%
Other bonds, notes & other debt instruments in initial period of acquisition		87,437
Total bonds, notes & other debt instruments (cost: $24,783,475,000)		24,948,676
Short-term securities 7.01%
Abbott Laboratories 0.13% due 8/10/2015[2]	65,000	64,994
Apple Inc. 0.12% due 8/13/2015[2]	50,000	49,991
CAFCO, LLC 0.33% due 12/1/2015	25,000	24,964
Caterpillar Financial Services Corp. 0.12% due 8/27/2015	13,800	13,796
Chariot Funding, LLC 0.27%–0.32% due 8/17/2015–11/18/2015[2]	75,000	74,950
Chevron Corp. 0.10%–0.12% due 9/3/2015–9/22/2015[2]	98,300	98,262
Ciesco LLC 0.19% due 9/15/2015	60,300	60,276
Coca-Cola Co. 0.12%–0.22% due 7/14/2015–8/28/2015[2]	175,400	175,384
Emerson Electric Co. 0.10%–0.12% due 7/15/2015–8/12/2015[2]	109,100	109,089
ExxonMobil Corp. 0.09%–0.11% due 7/23/2015–8/4/2015	130,100	130,087
Fannie Mae 0.07%–0.24% due 7/6/2015–2/1/2016	1,066,373	1,066,032
Federal Farm Credit Banks 0.15%–0.22% due 7/29/2015–3/10/2016	177,500	177,396
Federal Home Loan Bank 0.08%–0.20% due 7/1/2015–2/3/2016	1,869,883	1,869,683
Freddie Mac 0.08%–0.22% due 7/21/2015–1/20/2016	948,344	948,155
General Electric Capital Corp. 0.24% due 7/14/2015	50,000	49,998
Honeywell International Inc. 0.25% due 11/16/2015[2]	25,900	25,868
John Deere Capital Corp. 0.12%–0.13% due 7/7/2015–8/17/2015[2]	76,500	76,488
John Deere Financial Ltd. 0.11% due 7/15/2015[2]	35,100	35,098
Jupiter Securitization Co., LLC 0.39%–0.40% due 12/8/2015–12/17/2015[2]	92,300	92,126
Kimberly-Clark Corp. 0.11% due 7/13/2015[2]	27,900	27,899
Microsoft Corp. 0.09% due 7/22/2015[2]	8,900	8,900
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/8/2015	41,100	41,099
Paccar Financial Corp. 0.11% due 7/20/2015	16,500	16,499
PepsiCo Inc. 0.08% due 7/8/2015[2]	50,000	49,999
Pfizer Inc 0.14%–0.15% due 7/9/2015–9/10/2015[2]	154,800	154,787
Precision Castparts Corp. 0.13% due 7/27/2015[2]	30,000	29,996
American Balanced Fund — Page 27 of 28

unaudited
Short-term securities	Principal amount (000)	Value (000)
Private Export Funding Corp. 0.12%–0.22% due 7/9/2015–9/14/2015[2]	$93,300	$93,273
Qualcomm Inc. 0.12% due 9/15/2015[2]	20,000	19,992
U.S. Treasury Bills 0.11%–0.13% due 7/2/2015–10/1/2015	78,040	78,039
Wal-Mart Stores, Inc. 0.10% due 7/31/2015[2]	39,400	39,397
Walt Disney Co. 0.11% due 10/1/2015[2]	28,700	28,683
Total short-term securities (cost: $5,730,360,000)		5,731,200
Total investment securities 101.64% (cost: $64,602,413,000)		83,047,946
Other assets less liabilities (1.64)%		(1,341,873)
Net assets 100.00%		$81,706,073
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,853,826,000, which represented 4.72% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,266,000, which represented less than .01% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $59,473,000, which represented .07% of the net assets of the fund.
[8]	Purchased on a TBA basis.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$31,209	$30,940.04%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class B, 3.52% 2021	4/7/2015	676	670.00
Total private placement securities		$ 31,885	$ 31,610.04%

Key to abbreviations
ADR = American Depositary Receipts	Dept. = Department	Fin. = Finance
TBA = To be announced	Dev. = Development	G.O. = General Obligation
Agcy. = Agency	Dist. = District	Ref. = Refunding
AMT = Alternative Minimum Tax	Econ. = Economic	Rev. = Revenue
Auth. = Authority
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-011-0815O-S49228	American Balanced Fund — Page 28 of 28

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 31, 2015